      As Filed With the Securities and Exchange Commission on April 6, 2004

                                             1933 Act Registration No. 333-10805
                                             1940 Act Registration No. 811-07785
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 12 [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 23           [X]



                LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
                           (Exact Name of Registrant)
                      Group Variable Annuity I, II, & III


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, Including Area Code:  1-800-893-7168

                           Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                             Brian M. Burke, Esquire
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801


            Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2004, pursuant to paragraph (b) of Rule 485

     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_] on ______________ pursuant to paragraph (a)(1) of Rule 485


                     Title of securities being registered:
      Interests in a separate account under group flexible premium deferred variable annuity contracts.


If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity Contracts I, II, & III
Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnRetirement.com
Servicing Office:
Lincoln Life & Annuity Company of New York
P.O. Box 9737
Portland, ME 04104-5037
1-800-893-7168
This prospectus describes the group annuity contract and an individual certificate that is issued by Lincoln Life & Annuity Company of New York (LNY)
, a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). They are primarily for use with nonqualified plans and qualified retirement plans. Generally, you do not pay federal income tax on the contracts growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate account value, and as permitted by the plan, to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If a participant dies before the annuity commencement date, we will pay the beneficiary or plan a death benefit.
If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If a participant allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.
The available subaccounts, and the funds in which they invest, are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the fund descriptions, policies and risks of the funds please refer to the Prospectuses for the funds.
AllianceBernstein Variable Products Series Fund (Class B)
     AllianceBernstein Growth Portfolio
     AllianceBernstein Growth and Income Portfolio*
     AllianceBernstein Technology Portfolio
American Century Variable Portfolios (Class I)
     Balanced Fund
American Funds Insurance Series (Class 2)
     American Funds Global Growth Fund*
     American Funds Growth Fund
     American Fund Growth-Income Fund*
     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares)
     Baron Capital Asset Fund
Delaware VIP Trust (Service Class)
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series*
     Delaware VIP Trend Series
Delaware VIP Trust (Standard Class)
     Delaware VIP Diversified Income Series*
Dreyfus Variable Investment Fund (VIF)(Initial Class)
     Dreyfus Developing Leaders Portfolio
Dreyfus Stock Index Fund, Inc. (Initial Class)
Fidelity (Reg. TM) Variable Insurance Products Portfolios (Initial Class)
     Fidelity (Reg. TM) Asset Manager Portfolio
     Fidelity (Reg. TM) Equity Income Portfolio
     Fidelity (Reg. TM) Growth Portfolio
Fidelity (Reg. TM) Variable Insurance Products Portfolios
     (Service Class 2)
     Fidelity (Reg. TM) Contrafund (Reg. TM) Portfolio
Janus Aspen Series (Institutional Shares)
     Janus Aspen Worldwide Growth Portfolio
Lincoln Variable Insurance Products Trust (Standard Class)
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund*
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Growth and Income Fund
     Lincoln VIP International Fund*
     Lincoln VIP Managed Fund*
     Lincoln VIP Social Awareness Fund
Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
     Mid-Cap Growth Portfolio
     Partners Portfolio
Scudder Investment VIT Funds (Class A)
     Scudder VIT Equity 500 Index Fund*
     Scudder VIT Small Cap Index Fund*
T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock Portfolio
Funds noted with an asterisk (*) will be available on or about May 24, 2004. This prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
                                                                               1
More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI terms are made part of this prospectus, and for a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037 or call 1-800-893-7168. The SAI and other information about LNY and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
May 1, 2004
2
Table of Contents

Item                                                                                        Page
Special terms                                                                                4
Expense tables                                                                               5
Summary of common questions                                                                  8
Lincoln Life & Annuity Company of New York                                                   9
Fixed side of the contract                                                                   9
Variable annuity account (VAA)                                                              10
Investments of the VAA                                                                      10
Charges and other deductions                                                                14
 Surrender charge for GVA I and GVA II*                                                     15
The contracts                                                                               17
 Purchase of the contracts                                                                  17
 Transfers on or before the annuity commencement date                                       18
 Death benefit before the annuity commencement date                                         20
 Withdrawals                                                                                21
 Annuity payouts                                                                            22
Federal tax matters                                                                         24
 Voting rights                                                                              26
 Return privilege                                                                           27
 Other information                                                                          28
 Legal Proceedings                                                                          28
Statement of Additional Information
Table of Contents for Lincoln Life & Annuity Company of New York Variable Annuity Account   29
  L
Appendix A - Condensed financial information                                                A-1

                                                                               3
Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that contractowners or participants will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted. Contractowner/Participant Transaction Expenses for GVA I, II & III:
The maximum surrender charge (contingent deferred sales charge) (as a percentage of an account value withdrawn):

GVA I   GVA II   GVA III
------- -------- --------
5%*     6%*      None

*The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charges.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual account fee (per participant): $25
Systematic withdrawal option fee: $30
The annual fee may be paid by an employer on behalf of participants. It is not charged during the annuity period. We may reduce or waive these charges in certain situations. See Charges and other deductions.
Account L separate account expenses for GVA I, II & III subaccounts (as a percentage of average daily net assets in the subaccounts):

Mortality and expense risk charge:   1.00%

For information concerning compensation paid for the sale of the contracts, see "Distribution of the contracts."
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                                                Minimum     Maximum
                                                                               ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1) fees, and other expenses):     .30%        1.59%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):                                   .30%        1.44%

The following table shows the expenses charged by each fund for the year ended December 31, 2003:
(as a percentage of each fund's average net assets):

                                                              Management                      Other          Total         T
                                                                 Fees        12b-1 Fees      Expenses       Expenses  Total otal
                                                               (before        (before        (before        (before   Contr Expen
                                                                 any            any            any            any     waive (afte
                                                               waivers/       waivers/       waivers/       waivers/  reimb Contr
                                                              reimbursem +   reimbursem
                                                                  me      ts     me     nts     me     nts     me     any)  reimb
AllianceBernstein Growth Portfolio (Class B)                  0.75   %       0.25   %       0.14   %       1.14   %
AllianceBernstein Growth and Income Portfolio (Class B) (1)   0.63           0.25           0.03           0.91
AllianceBernstein Technology Portfolio (class B) (1)          1.00           0.25           0.12           1.37
American Century VP Balanced Fund                             0.90           0.00           0.00           0.90
American Funds Global Growth Fund (class 2)                   0.66           0.25           0.04           0.95
American Funds Growth Fund (class 2))                         0.37           0.25           0.02           0.64
American Funds Growth-Income Fund (class 2)                   0.33           0.25           0.01           0.59
American Funds International Fund (class 2)                   0.57           0.25           0.06           0.88

                                                                               5

                                                                 Management                      Other
                                                                    Fees        12b-1 Fees      Expenses
                                                                  (before        (before        (before
                                                                    any            any            any
                                                                  waivers/       waivers/       waivers/
                                                                 reimbursem
+   reimburse
                                                                     me     nts     me     nts     me
Baron Capital Asset Fund (Insurance Shares)                      1.00   %       0.25   %       0.19   %
Delaware VIP Diversified Income (Standard class) (2)             0.65           0.00           0.94
Delaware VIP Small Cap Value(Service class) (3)                  0.75           0.30           0.11
Delaware VIP REIT (Service Class) (4)                            0.75           0.30           0.11
Delaware VIP Trend Series (Service class) (5)                    0.75           0.30           0.09
Dreyfus Stock Index Fund (Initial Class)                         0.25           0.00           0.02
Dreyfus VIF Developing Leaders Portfolio (Initial Class)         0.75           0.00           0.07
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class)    0.53           0.00           0.10
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)    0.58           0.25           0.10
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class)   0.48           0.00           0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class)          0.58           0.00           0.09
Janus Aspen Worldwide Growth Portfolio (Institutional class)     0.65           0.00           0.06
Lincoln VIP Aggressive Growth Fund (Standard class)              0.74           0.00           0.16
Lincoln VIP Bond Fund (Standard class)                           0.37           0.00           0.07
Lincoln VIP Capital Appreciation Fund (Standard class)           0.73           0.00           0.09
Lincoln VIP Growth and Income Fund (Standard class)              0.33           0.00           0.05
Lincoln VIP International Fund (Standard class)                  0.85           0.00           0.19
Lincoln VIP Managed Fund (Standard class)                        0.40           0.00           0.10
Lincoln VIP Social Awareness Fund (Standard class)               0.36           0.00           0.07
Neuberger Berman AMT Mid-Cap Growth Portfolio                    0.84           0.00           0.04
Neuberger Berman AMT Partners Portfolio                          0.83           0.00           0.07
T. Rowe Price International Stock Portfolio                      1.05           0.00           0.00
Scudder VIT Equity 500 Index Fund (Class A) (6)                  0.20           0.00           0.10
Scudder VIT Small Cap Index Fund (Class A) (7)                   0.35           0.00           0.26
                                                                                              Total
                                                                                            Expenses
                                                                       Total       Total     (after
                                                                      Expenses  Contractual Contractu
                                                                      (before    waivers/      ua
                                                                        any     reimburseme
                                                                      waivers/      en         ts
                                                                 =   reimbursem
                                                                 nts     me        nts)        em
Baron Capital Asset Fund (Insurance Shares)                          1.44   %
Delaware VIP Diversified Income (Standard class) (2)                 1.59       -0.79   %   0.80   %
Delaware VIP Small Cap Value(Service class) (3)                      1.16       -0.05       1.11
Delaware VIP REIT (Service Class) (4)                                1.16       -0.05       1.11
Delaware VIP Trend Series (Service class) (5)                        1.14       -0.05       1.09
Dreyfus Stock Index Fund (Initial Class)                             0.27
Dreyfus VIF Developing Leaders Portfolio (Initial Class)             0.82
Fidelity (Reg. TM) VIP Asset ManagerPortfolio (Initial class)        0.63
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)        0.93
Fidelity (Reg. TM) VIP Equity Income Portfolio (Initial class)       0.57
Fidelity (Reg. TM) VIP Growth Portfolio (Initial class)              0.67
Janus Aspen Worldwide Growth Portfolio (Institutional class)         0.71
Lincoln VIP Aggressive Growth Fund (Standard class)                  0.90
Lincoln VIP Bond Fund (Standard class)                               0.44
Lincoln VIP Capital Appreciation Fund (Standard class)               0.82
Lincoln VIP Growth and Income Fund (Standard class)                  0.38
Lincoln VIP International Fund (Standard class)                      1.04
Lincoln VIP Managed Fund (Standard class)                            0.50
Lincoln VIP Social Awareness Fund (Standard class)                   0.43
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.88
Neuberger Berman AMT Partners Portfolio                              0.90
T. Rowe Price International Stock Portfolio                          1.05
Scudder VIT Equity 500 Index Fund (Class A) (6)                      0.30
Scudder VIT Small Cap Index Fund (Class A) (7)                       0.61       -0.16       0.45

(1)Total Portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for each Portfolio and, after giving effect to the advisory fee waiver, total portfolio operating expenses are as follows: VP Growth and Income Portfolio (0.55%, 0.83%); VP Technology Portfolio (0.75%, 1.12%).
(2) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company (DMC). Since inception through April 30, 2004, the advisor contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 1.59% for the fiscal year
2003. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/
or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.
(3)The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2004, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its managaement fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service Class chares 12b-1 fee to no more than 0.25% of average daily net assets.
(4)The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2004, the advisor contractually waived its management fee and/or reimbursed the
Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contracutally agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exced 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.
(5)The investment advisor for the Delaware VIP Trend Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2004, the advisor contractually waived its management fee and/or reimbursed the
Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contracutally agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage
6
fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee to no more than 0.25% of average daily net assets.
(6)Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A share class respectively:
(0.30%).
(7)Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimbusre other expenses to the extent necessary to limit total operating expenses to the following amounts, A share class respectively:
(0.45%).
                                                                               7
EXAMPLES
This Example is intended to help contractowners or participants compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner/participant transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that contractowners or participants invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable period:

             1 year   3 years   5 years   10 years
            -------- --------- --------- ---------
      GVA I  $ 765    $ 1,314   $ 1,891   $2,954
     GVA II    767      1,422     2,005    3,210
    GVA III    252        776     1,326    2,826

2) If you do not surrender your contract at the end of the applicable time period:

             1 year   3 years   5 years   10 years
            -------- --------- --------- ---------
      GVA I  $ 252     $ 776    $ 1,326   $2,826
     GVA II    252       776      1,326    2,826
    GVA III    252       776      1,326    2,826

The expense tables reflect expenses of the VAA as well as the maximum fees and expenses of any of the funds. We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.
Summary of common questions
What kind of contract is this? It is a group variable annuity contract between the contractowner and LNY. It may provide for a fixed annuity and/or a variable annuity. This prospectus describes the variable side of the contract. See "The contracts." This prospectus provides a general description of the contract. What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.
What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.
How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accumulation units. If the participant decides to receive retirement income payments, we convert accumulation units to annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See - The contracts and Annuity payments. What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge applies of 0-5% of the gross withdrawal amount for all GVA I contracts and for GVA II contracts issued to plans subject to ERISA, depending on how many participation years the participant has been in the contract. For GVA II contracts issued to plans that are not subject to ERISA, a surrender charge of 6% applies regardless of the number of participation years. We may reduce or waive surrender charges in certain situations. See - Charges and other deductions - Surrender charge for GVA I and GVA II.
There is no surrender charge for GVA III.
We charge an annual administration charge of $25 per participant account. We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.
We apply a charge to the daily net asset value of the VAA and those charges are:

Mortality and expense risk charge:   1.00%

8
The funds investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See - The Contracts-contributions.
How will my annuity payouts be calculated? If a participant decides to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.
What happens if a participant dies before annuitizing? Depending upon the plan, the beneficiary may receive a death benefit and have options as to how the death benefit is paid. See The contracts - Death benefit.
May participants transfer account value between subaccounts, and between the
VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See - The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.
May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See - Charges and other deductions. Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the participant intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See - Fixed account withdrawal/transfer limits for GVA III. The contractowner must also approve participant withdrawals under Section 401(a) plans and plans subject to Title I of ERISA. Certain charges may apply. See - Charges and other deductions. A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revnue Service (IRS) tax penalty may apply to distributions before age 59 1/2.
A withdrawal also may be subject to 20% withholding. See - Federal tax matters. Do participant's get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the active life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less withdrawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See - Return privilege.
Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values. Investment results
The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and non-standardized basis. The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.
The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.
Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-893-7168.
Lincoln Life & Annuity Company of New York
LNY is a New York-domiciled life insurance company founded on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial service holding company incorporated in Indiana.
Fixed side of the contract
The portion of the account value allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
                                                                               9
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. LNY may vary the way in which it credits interest to the fixed side of the contract from time to time.
ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.
Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See - Charges and other deductions-Fixed account withdrawal/transfer limits for GVA III.
Variable annuity account (VAA)
On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or LNY. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LNY. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
Investments of the VAA
The contractowner decides which of the subaccount(s) available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may change without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. Investment Advisers
As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). As of the date of this prospectus, we were receiving compensation from each fund company.
Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that
10
there is no assurance that any of the funds will achieve their stated objectives.

 FUND NAME             FUND DESCRIPTION          MANAGER

 AllianceBernstein      Capital Appreciation      Alliance Capital
Growth Portfolio                                 Management, L.P.

 AllianceBernstein      Growth and income      Alliance Capital
Growth and Income                             Management, L.P.
Portfolio

 AllianceBernstein        Maximum Capital Appreciation      Alliance Capital
Technology Portfolio                                       Management, L.P.

 American Century VP      Growth and Income      American Century
Balanced Fund                                   Investment
                                                Management, Inc.

 American Funds Global      Long-term Growth      Capital Research and
Growth Fund                                      Management Company

 American Funds Growth      Long-term Growth      Capital Research and
Fund                                             Management Company

 American Funds         Growth and income      Capital Research and
Growth-Income Fund                            Management Company

 American Funds         Long-term growth      Capital Research and
International Fund                           Management Company

 Baron Capital Asset      Maximum capital appreciation      BAMCO, Inc.
Fund

 Delaware VIP           Total Return      Delaware Management
Diversified Income                       Company subadvised
Series                                   by Delaware
                                         International Advisers
                                         Ltd.

 Delaware VIP REIT      Total return      Delaware Management
Series                                   Company

 Delaware Small Cap      Capital appreciation      Delaware Mangement
Value                                             Company.

 Delaware VIP Trend      Capital Appreciation      Delaware Management
Series                                            Company

 Dreyfus Stock Index      Capital Appreciation      Dreyfus Corporation
Fund, Inc.

 Dreyfus VIF Developing      Capital Appreciation      Dreyfus Corporation
Leaders Portfolio

                                                                              11

 Fidelity (Reg. TM) VIP Asset      High total return      Fidelity Management
Manager Portfolio                                        and Research Company,
                                                         assist with foreign
                                                         investments: FMR U.K.;
                                                         FMR Far East; FIMM

 Fidelity (Reg. TM) VIP             Long-term capital appreciation.      Fidelity Management
Contrafund (Reg. TM) Portfolio                                          and Research Company,
                                                                        assist with foreign
                                                                        investments: FMR U.K.;
                                                                        FMR Far East

 Fidelity (Reg. TM) VIP Equity      Reasonable income      Fidelity Management
Income Portfolio                                          and Research Company

 Fidelity (Reg. TM) VIP Growth      Capital appreciation.      Fidelity Management
Portfolio                                                     and Research Company,
                                                              assist with foreign
                                                              investments: FMR U.K.;
                                                              FMR Far East

 Janus Aspen Worldwide      Long-term growth      Janus Capital
Growth Portfolio                                 Management LLC

 Lincoln VIP Aggressive      Maximum capital appreciation      Delaware Management
Growth Fund                                                   Company Sub-advised
                                                              by T. Rowe Price
                                                              Associates, Inc.

 Lincoln VIP Bond Fund      Current income      Delaware Management
                                               Company

 Lincoln VIP Capital      Long-term growth      Delaware Management
Appreciation Fund                              Company Sub-advised
                                               by Janus Capital
                                               Management LLC

 Lincoln VIP Growth &      Capital appreciation      Delaware Management
Income Fund                                         Company

 Lincoln VIP            Capital appreciation      Delaware Management
International Fund                               Company Sub-advised
                                                 by Delaware
                                                 International Advisers
                                                 Ltd

 Lincoln VIP Managed      Total return      Delaware Management
Fund                                       Company

 Lincoln VIP Social      Capital appreciation      Delaware Management
Awareness Fund                                    Company

 Neuberger Berman AMT      Capital appreciation      Neuberger Berman
Mid-Cap Growth                                      Management, Inc.
Portfolio

12

 Neuberger Berman AMT      Capital appreciation      Neuberger Berman
Partners Portfolio                                  Management, Inc.

 Scudder VIT Equity 500      Capital Appreciation      Deutsche Asset
Index Fund                                            Management, Inc.

 Scudder VIT Small Cap      Capital Appreciation      Deutsche Asset
Index Fund                                           Management, Inc.

 T. Rowe Price           Long-term growth      T. Rowe Price
International Stock                           International, Inc.
Portfolio                                     subadvised by: Price
                                              Fleming offices in
                                              London, Tokyo,
                                              Singapore, Hong Kong,
                                              Buenos Aires & Paris

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds. Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected as changes in unit values. Addition, deletion or substitution of investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds only for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.
Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.
Substitutions might also occur if shares of a fund should no longer be available, or if an investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.
We may also:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
                                                                              13
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without the necessary approval by the SEC. We will also provide you written notice.
Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, systematic transfer, account sweep and portfolio rebalancing services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services and
 o furnishing telephone and electronic fund transfer services.
The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Annual contract fee
During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account value on the last business day of the month in which a participant anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a participant's account if the participant's account is totally withdrawn. The charge may be increased or decreased.
14
Surrender charge for GVA I and GVA II*
Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:

                                     GVA II    GVA II
During Participation Year    GVA I    ERISA   Non-ERISA
--------------------------- ------- -------- ----------
  1-6 .....................   5%      5%         6%
  7 .......................   4%      4%         6%
  8 .......................   3%      3%         6%
  9 .......................   2%      2%         6%
  10 ......................   1%      1%         6%
  11 and later ............   0%      0%         6%

*There is no surrender charge taken on withdrawals from GVA III.
The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on acount balances converted to an annuity payout option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.
Fixed account withdrawal/transfer limits for GVA III
GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance. Participants who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years according to the following percentages:

                                Percentage of Fixed
                                 Account Available
Year Request Received by LNY       Under GVA III
------------------------------ --------------------
  1 ..........................            20%
  2 ..........................            25%
  3 ..........................         33.33%
  4 ..........................            50%
  5 ..........................           100%

Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional contributions by a participant that notifies us of their intention to liquidate their fixed account balance and stop contributions to the contract.
Waiver of surrender charges and fixed account withdrawal/transfer limits
Under certain conditions, a participant may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:

          Standard conditions
          -------------------------------------------------------------------
GVA I     o the participant has attained age 59 1/2
          o the participant has died
          o the participant has incurred a disability (as defined under the contract)
          o the participant has separated from service with their employer
          -------------------------------------------------------------------
 GVA II   o the participant has attained age 59 1/2
          o the participant has died
          o the participant has incurred a disability (as defined under the contract)
          Optional conditions
          -----------------------------------------------------------------
GVA I     o the participant has separated from service with their employer and is at least 55 years of age
          o the participant is experiencing financial hardship
          -----------------------------------------------------------------
 GVA II   o the participant has separated from service with their employer
          o the participant is experiencing financial hardship

                                                                              15

           Standard conditions
           -------------------------------------------------------------------
           o the participant has separated from service with their employer and is at least 55 years of age
           -------------------------------------------------------------------
 GVA III   o the participant has attained age 59 1/2
           o the participant has died
           o the participant has incurred a disability (as defined under the contract)
           o the participant has separated from service with their employer
           o the participant is experiencing financial hardship*
           Optional conditions
           -----------------------------------------------------------------
           -----------------------------------------------------------------
 GVA III   o the participant has separated from service with their employer and is at least 55 years of age

*A GVA III contractowner has the option not to include the financial hardship condition.
Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.
A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contract without these provisions.
Deductions from the VAA for GVA I, II & III for assumption of mortality and expense risks
Account L separate account expenses for GVA I, II & III subaccounts (as a percentage of average daily net assets in the subaccounts):

Mortality and expense risk charge:   1.00%

This maximum level of mortality and expense risk charge is guaranteed not to increase. It is assessed during the accumulation period and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.
If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.
Special arrangements
The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LNY's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number of certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the annual administration charge on behalf of the participants under a contract or by election impose this charge only on participants with account balances in the VAA. LNY will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LNY's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LNY may, from time to time, modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.
Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation. The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges, and rates applicable to a particiular contract will be stated in that contract.
Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%. Currently, there is no premium tax imposed for New York residents.
16
Other charges and deductions
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
The contracts
Purchase of the contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract.
Initial contributions
When we receive a complete enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution. If we receive contribution amounts with incomplete or no allocation instructions, we will notify the contractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in Fidelity (Reg. TM) VIP Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account.
The participant's participation date will be the date we deposited the participant's contribution into the pending allocation account.
We will transfer the account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution. Participants may not allocate contributions to, make transfer to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.
Contributions
Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.
Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts made available by the contractowner.
Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all participants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract.
Subject to any restrictions imposed by the plan or the tax code, we will accept transfers from other contracts and qualified rollover contributions. Contributions must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.
Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Participant surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
                                                                              17
Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.
Allocation of contributions
The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accordance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccount's or the fixed account must be in any whole percent.
Upon allocation to a subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received by us if received before the end of the valuation date (normally, 4:00 p.m.,
New York time). If the contribution is placed at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the
VAA and the underlying funds.
Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions received concurrently with the allocation change form and for all future contributions, unless the participant specifies a later date. Changes in the allocation of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccount and the fixed account pursuant to the requirements described in Transfers on or before the annuity commencement date. Allocation of employer contributions may be restricted by the applicable plan.
Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:
1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus
2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.
The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.
In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the
Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers on or before the annuity commencement date
Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.Under GVA III transfers from the fixed account are subject to special limits. See - Fixed account withdrawals/transfer limits for GVA III.
A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer. We do not limit the number of transfers except as described under - Charges and other deductions-Fixed account withdrawal/transfer limits for GVA III.
A transfer request may be made to us using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we
18
reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.
Requests for transfers will be processed on the valuation date that they are placed in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request placed at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.
When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.
Market Timing
Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can adversely affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may adversely affect other contractowners or funds shareholders.
Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. We may vary our Market Timing Procedures from subaccount to subaccount, and they may also vary due to differences in operational systems and contract provisions.
We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. We will investigate the transfer patterns for each contractowner that fulfills the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner that future transfers
(among the subaccounts and/or the fixed account) will be temporarily or permanently permitted to be made only by original signature sent to us by U.S. mail, standard delivery. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market time, upon discovery, we will reverse the transaction and any gains will be returned to the appropriate fund. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involved judgements that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer.
Our Market Timing Procedures are applied consistently to all contractowners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.
To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
                                                                              19
Transfers after the annuity commencement date
We do not permit transfers of a participant's account balance after the annuity commencement date.
Additional services
There are four additional services available to you: dollar-cost averaging, systematic transfer (GVA III only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.
Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subaccounts on a monthly basis for 1, 2 or 3 years.
The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the subaccounts. This service is only available for GVA III participants.
The account sweep service allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.
Portofolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.
Death benefit before the annuity commencement date
The payment of death benefits is governed by the applicable plan and the tax code. In addition, no payment of death benefits provided upon the death of the participant will be allowed that does not satisfy the requirements of code section 72(s) or section 401(a)(9) of the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.
If the participant dies before the annuity commencement date, the death benefit paid to the participant's designated beneficiary will be the greater of: (1)
the net contributions; or (2) the participant's account balance less any outstanding loan (including principal due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).
We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written authorization for payment; and (3) all required claim forms, fully completed.
If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If no election is made within 60 days after we receive satisfactory notice of the participant's death, we will pay a lump sum settlement to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.
Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.
Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.
If the beneficiary is the surviving spouse of the deceased participant, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the participant would have attained age 70. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.
Other rules apply to non-qualified annuities. See "Federal tax matters."
If there is no living named beneficiary on file with us at the time of a participant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.
20
Withdrawals
Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.
Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.
Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions- Fixed account withdrawal/transfer limits for GVA III."
The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. If we receive a surrender or withdrawal request placed at or after 4:00 p.m., New
York time, we will process the request using the accumulation unit value computer on the next valuation date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with withdrawals of account value. See "Charges and other deductions."
The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."
Total withdrawals. Only participants with no outstanding loans can make a total withdrawal. A total withdrawal of a participant's account will occur when (a) the participant or contractowner requests the liquidation of the participant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.
Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.
Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's account.
Systematic withdrawal option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract.
Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.
Required minimum distribution program (formerly known as maximum conservation option). Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-LNY contracts.
Withdrawal restrictions. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988, can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more information on these provisions see "Federal tax matters."
Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the participant.
For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A participant should consult his or her tax adviser as well as review the provisions of their plan
                                                                              21
before requesting a withdrawal. A plan and applicable law may contain additional withdrawal or transfer restrictions. Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section
72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.
Loans
If the plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to Title I of ERISA, the initial amount of a participant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000.
For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. More information about loans and loan interest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.
Delay of payments
Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.
We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.
Transfers may also be delayed as permitted by the 1940 Act.
Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required). Ownership
Contractowners have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.
Contractowner questions
The obligations to purchasers under the contracts are those of LNY. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-893-7168, or visit us at www.LincolnRetirement.com.
Annuity payouts
As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to any annuity payout. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.
You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.
22
We may maintain variable annuity payouts in the VAA, or in another separate account of LNY (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a prospectus for the variable payout division before the annuity commencemment date.
Annuity payout options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if he or she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner (or participant in an allocated contract).
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an annuitant or beneficiary who has selected this annuity option as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See - Charges and other deductions and Federal tax matters.
General information
Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payments, including options that do not have a life contingency and therefore no mortality risk.
Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.
Annuity payout calculation
Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calculation date by the applicable annuity conversion factor (in the contract) for the annuity apyout option selected.
Variable annuity payouts
Variable annuity payouts will be determined using:
 o The participant's annuity conversion amount in the VAA as of the innitial annuity payout calculation date;
 o The annuity conversion factor contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1. Determine the dollar amount of the first periodic payout; then
2. Credit the retired life certificate with a specific number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.
We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial pay-out will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.
                                                                              23
Federal tax matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation. Qualified Retirement Plans
We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
We may issue a contract for use with other types of qualified plans in the future. We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.
We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.
Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.
Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.
Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the
24
contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."
Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA. Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from i ncome was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA income if certain conditions are satisfied. Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal Security Benefit, or other benefit, if any, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Please contact your tax adviser regarding any tax ramifications.
Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 59 1/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.
                                                                              25
Taxation of death benefits
We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.
Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income
Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Nonqualified Annuity Contracts
A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a tax advisor.
Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively. Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccount which invests in these classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.
Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.
26
Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides LNY may vote fund shares. See Investments of the variable annuity account - Fund shares.
Distribution of the contracts
Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts. LFA is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and is a member of
NASD, Inc. We offer the contracts through LFA and LFA also pays commissions to our sales representatives (Lincoln Sales Representatives), who are also associated with LFA. We and LFA also may enter into selling agreements with and pay commissions to other broker-dealers (Selling Firms) for the sale of the contracts.
The AllianceBernstein, American, Baron, Delaware and Fidelity funds offered as part of this contract make payments to us under their distribution plans in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from .25% to .30% based on the amount of assets invested in those Funds. For information on specific Fund rates, see - Expense tables. All investment advisers and other service providers for the Funds offered as part of this contract may, from time to time, make payments for services to us.
Compensation Paid to LFA. LFA, in addition to acting as principal underwriter, is also a member of the selling group. In its role as a member of the selling group, the maximum commission we pay to LFA for the sale of contracts is 3.50% of contributions. LFA may elect to receive a lower commission when a contribution is made along with a quarterly payment based on contributions for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 1.18% of contributions. We also pay for the operating and other expenses of LFA, including the following sales expenses:
Sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The maximum commission we pay to Selling Firms, other than LFA, is 3.50% of contributions. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is1.18% of contributions and ongoing annual compensation of up to 0.00%
of annual contract sales.
Commission and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts. Return privilege
Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days)
after the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.
State regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts
                                                                              27
are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Other information
Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of deactivation. We will give the contractowner and participants at least ninety
(90) days notice of the deactiviation date.
Legal Proceedings
Lincoln New York is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to the amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA or the Principal Underwriter.
28
Statement of Additional Information
Table of Contents for Lincoln Life & Annuity Company of New York Variable Annuity Account L

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Annuity payouts                                 B-2
Determination of accumulation and annuity unit
value                                           B-3
Advertising and sales literature                B-3
Additional services                             B-5
Other information                               B-6
Financial statements                            B-6

For a free copy of the SAI complete the form below.
                Statement of Additional Information Request Card
             Lincoln Life & Annuity Variable Annuity Account L for
                     Variable Annuity Contracts I, II & III
Please send me a free copy of the current Statement of Additional Information for: Lincoln Life & Annuity Variable Annuity Account L for Group Variable Annuity Contracts I, II & III.
                                 (Please Print)
Name: -------------------------------------------------------------------------
Address: ----------------------------------------------------------------------
City ---------------------------------------------------  State ---------
Zip ---------
Mail to Lincoln Life & Annuity Co. of New York, P. O. Box 9737, Portland, ME 04104.
                                                                              29
                      [THIS PAGE INTENTIONALLY LEFT BLANK]
Appendix A - Condensed financial information
Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2003 comes from the VAA's financial statements. It should be read in conjunction with the VAA`s financial statements and notes which are all included in the SAI.

                                           1997         1998         1999         2000         2001        2002        2003
                                        ----------   ----------   ----------   ----------   ---------   ---------   ---------
AllianceBernstein Growth Portfolio*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 8.741     $ 6.607     $ 4.692
o End of period .....................                                             8.741        6.607       4.692     $ 6.258
Number of accumulation units
o End of period (000's omitted) .....                                                 2           13          28          66
--------------------------------------                                          -------      -------     -------     -------
AllianceBernstein Technology Portfolio*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 7.093     $ 5.235     $ 3.016
o End of period .....................                                             7.093        5.235       3.016     $ 4.294
Number of accumulation units
o End of period (000's omitted) .....                                                21          110         146         337
--------------------------------------                                          -------      -------     -------     -------
American Century VP Balanced Fund* Accumulation unit value
o Beginning of period ...............    $16.989      $18.551      $21.263      $23.168      $22.330     $21.323     $19.093
o End of period .....................     18.551       21.263       23.168       22.330       21.323      19.093     $22.582
Number of accumulation units
o End of period (000's omitted) .....        439          510          502          495          481         454         465
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
American Funds Growth Fund*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 8.991     $ 7.285     $ 5.449
o End of period .....................                                             8.991        7.285       5.449     $ 7.380
Number of accumulation units
o End of period (000's omitted) .....                                                44          288         415         693
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
American Funds International Fund*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 8.582     $ 6.807     $ 5.739
o End of period .....................                                             8.582        6.807       5.739     $ 7.662
Number of accumulation units
o End of period (000's omitted) .....                                                 3           27          50          97
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Baron Capital Asset Fund** Accumulation unit value
o Beginning of period ...............                 $10.000      $13.217      $17.775      $17.131     $19.053     $16.185
o End of period .....................                  13.217       17.775       17.131       19.053      16.185     $20.834
Number of accumulation units
o End of period (000's omitted) .....                      25          192          231          320         380         374
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Delaware VIP REIT Series *** Accumulation unit value
o Beginning of period ...............                                           $10.000      $10.568     $11.371     $11.750
o End of period .....................                                            10.568       11.371      11.750     $15.557
Number of accumulation units
o End of period (000's omitted) .....                                                32           74         222         278
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Delaware VIP Trend Series*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 7.781     $ 6.513     $ 5.154
o End of period .....................                                             7.781        6.513       5.154     $ 6.879
Number of accumulation units
o End of period (000's omitted) .....                                                10           31          45          74
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Dreyfus Stock Index Fund* Accumulation unit value
o Beginning of period ...............    $24.091      $29.827      $37.861      $45.208      $40.605     $35.304     $27.136
o End of period .....................     29.827       37.861       45.208       40.605       35.304      27.136     $34.487
Number of accumulation units
o End of period (000's omitted) .....        814         1129         1319         1215         1196        1124        1167
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Dreyfus VIF Developing Leaders Portfolio* Accumulation unit value
o Beginning of period ...............    $15.523      $17.632      $16.856      $20.552      $23.056     $21.430     $17.159
o End of period .....................     17.632       16.856       20.552       23.056       21.430      17.159     $22.372
Number of accumulation units
o End of period (000's omitted) .....        966        1,187        1,081        1,182        1,146       1,081        1106
--------------------------------------   -------      -------      -------      -------      -------     -------     -------
Fidelity (Reg. TM) VIP Asset Manager Portfolio* Accumulation unit value
o Beginning of period ...............    $17.769      $20.583      $23.445      $25.787      $24.527     $23.289     $21.045
o End of period .....................     20.583       23.445       25.787       24.527       23.289      21.045     $24.581
Number of accumulation units
o End of period (000's omitted) .....      1,420        1,535        1,489        1,367        1,319       1,221        1193
--------------------------------------   -------      -------      -------      -------      -------     -------     -------

                                                                             A-1

                                           1997         1998         1999         2000         2001         2002         2003
                                        ----------   ----------   ----------   ----------   ----------   ----------   ---------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 9.412      $ 8.157      $ 7.300
o End of period .....................                                             9.412        8.157        7.300      $ 9.265
Number of accumulation units
o End of period (000's omitted) .....                                                 6           30           86          187
--------------------------------------                                          -------      -------      -------      -------
Fidelity (Reg. TM) VIP Equity-Income Portfolio* Accumulation unit value
o Beginning of period ...............    $16.389      $19.985      $22.087      $23.252      $24.958      $23.485      $19.311
o End of period .....................     19.985       22.087       23.252       24.958       23.485       19.311      $24.917
Number of accumulation units
o End of period (000's omitted) .....        889        1,176        1,172        1,071        1,101        1,058         1102
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Fidelity (Reg. TM) VIP Growth Portfolio* Accumulation unit value
o Beginning of period ...............    $24.529      $28.328      $39.122      $53.234      $46.917      $38.252      $26.470
o End of period .....................     28.328       39.122       53.234       46.917       38.252       26.470      $34.815
Number of accumulation units
o End of period (000's omitted) .....      1,819        2,095        2,439        2,341        2,183        1,946         1952
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Fidelity VIP Money Market Portfolio (Pending Allocation Account*) Accumulation unit value
o Beginning of period ...............    $11.328      $11.894      $12,545      $13.191      $14.023      $14.608      $14.857
o End of period .....................     11.894       12.545       13.191       14.023       14.608       14.857      $15.005
Number of accumulation units
o End of period (000's omitted) .....          2            3           11            5            4            1            1
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Janus Aspen Worldwide Growth Portfolio** Accumulation unit value
o Beginning of period ...............                 $10.000      $12.520      $20.385      $17.020      $13.070      $ 9.640
o End of period .....................                   12.52       20.385       17.020       13.070        9.640      $11.833
Number of accumulation units
o End of period (000's omitted) .....                      25          470          844          847          798          819
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Lincoln VIP Aggressive Growth Fund** Accumulation unit value
o Beginning of period ...............                 $10.000      $12.455      $17.563      $16.920      $11.175      $ 7.720
o End of period .....................                  12.455       17.563       16.920       11.175        7.720      $10.137
Number or accumulation units
o End of period (000's omitted) .....                       6          642          968          908          882          943
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Lincoln VIP Capital Appreciation Fund*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 8.243      $ 6.048      $ 4.374
o End of period .....................                                             8.243        6.048        4.374      $ 5.736
Number of accumulation units
o End of period (000's omitted) .....                                                10           49           81          112
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Lincoln VIP Growth and Income Fund*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 9.050      $ 7.954      $ 6.138
o End of period .....................                                             9.050        7.954        6.138      $ 7.883
Number of accumulation units
o End of period (000's omitted) .....                                                 8           44           91          170
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Lincoln VIP Social Awareness Fund** Accumulation unit value
o Beginning of period ...............                 $10.000      $12.791      $14.618      $13.267      $11.884      $ 9.163
o End of period .....................                  12.791       14.618       13.267       11.884        9.163      $11.963
Number of accumulation units
o End of period (000's omitted) .....                      14          206          233          244          238          254
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Neuberger Berman AMT Mid-Cap Growth Portfolio*** Accumulation unit value
o Beginning of period ...............                                           $10.000      $ 7.674      $ 5.725      $ 4.005
o End of period .....................                                             7.674        5.725        4.005      $ 5.079
Number of accumulation units
o End of period (000's omitted) .....                                                13           26           45           98
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
Neuberger Berman AMT Partners Portfolio**Accumulation unit value
o Beginning of period ...............                 $10.000      $11.861      $12.609      $12.571      $12.094      $ 9.083
o End of period .....................                  11.861       12.609       12.571       12.094        9.083      $12.148
Number of accumulation units
o End of period (000's omitted) .....                      10           64           97          165          212          270
--------------------------------------   -------      -------      -------      -------      -------      -------      -------
T. Rowe Price International Stock Portfolio* Accumulation unit value
o Beginning of period ...............    $12.108      $12.504      $14.342      $18.931      $15.400      $11.859      $ 9.594
o End of period .....................     12.504       14.342       18.931       15.400       11.859        9.594      $12.397
Number of accumulation units
o End of period (000's omitted) .....        475          546          519          533          521          508          600
--------------------------------------   -------      -------      -------      -------      -------      -------      -------

* The Subaccount indicated commenced operations on January 31, 1997.
** The Subaccount indicated commenced operations on October 1, 1998. *** The Subaccount indicated commenced operation on September 27, 2000. A-2

Group Variable Annuity Contracts I, II, & III
Funded Through the SubAccounts of
Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the prospectus of the Group Variable Annuity Contracts (the ""Contracts""), dated May 1, 2004. You may obtain a copy of the prospectus to which this SAI relates without charge by writing to Lincoln Life & Annuity Company of New York, P.O. Box 9737, Portland, ME 04104-5037, by calling Lincoln New York at 1-800-893-7168., or by visiting www.LincolnRetirement.com.
Table of Contents

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Annuity payouts                                 B-2
Determination of accumulation and annuity unit
value                                           B-3

Item                                             Page
Advertising and sales literature                B-3
Additional services                             B-5
Other information                               B-6
Financial statements                            B-6

This SAI is not a prospectus.
The date of this SAI is May 1, 2004.
Special terms
The special terms used in this SAI are the ones defined in the prospectus. Services
Independent auditors
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.
Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts. Principal underwriter
Lincoln Financial Advisors Corporation (LFA), an affiliate of ours, serves as principal underwriter for the contracts, as described in the prospectus. LFA is a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with LFA. We and LFA also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. LFA paid $1,902,786, $1,808,088, and $2,302,782 to Lincoln Sales Representatives and Selling Firms in 2001, 2002, and 2003, respectively, as sales compensation with respect to the contracts. LFA retained no underwriting commissions for the sale of the contracts.
Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
Annuity payouts
Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.
In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
                                                                             B-2
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on an Individual Annuity Mortality Table on file with the New York Superintendent of Insurance, with an assumed investment return at the rate of 1%, 2%, 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.
The value of each subaccount's annuity unit will be set initially at an arbitrary dollar amount. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The change in the accumulation unit value of the subaccount from one valuation period to the next, and
 o A factor to neutralize the assumed investment return in the annuity table. The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Proof of age, sex and survival
We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series. Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:
A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.
B-3
Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.
FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.
Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.
Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.
Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S.
government) with maturities between one and 9.99 years.
Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted. Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.
Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.
Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.
Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.
NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.
Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2002, the average firm's stock value in the index was $4 billion; the median was $700 million. The range of stock value was from $309 billion to $128 million.
Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.
                                                                             B-4
Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany,
Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.
Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.
Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.
Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.
Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.
VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:
Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.
Internet - An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.
Annuity Payout Illustrations. These will provide an initial benefit payment based in pat on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a subaccount of the VAA.
Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.
Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts over a period of 1, 2 or 3 years. The minimum amount to be dollar cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss. GVA III fixed account restrictions may apply.
Systematic Transfer - The systematic transfer service is only available to GVA III participants. This service allows you to fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the subaccounts. You may change the receiving subaccount allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.
Account Sweep - The account sweep service allows you to keep a designated amount (the baseline amount) in one subaccount or the fixed account, and automatically transfer the excess to other variable subaccount(s) of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You
B-5
may change the receiving subaccount allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, but may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVA III fixed account restrictions may apply.
Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount or the fixed account.
This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the contractowner. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVA III fixed account restrictions may apply.
Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $107 billion and had consolidated revenues of $5.3 billion in 2003. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.
Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 200 employers and more than 40,000 individuals.
Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2003 Lincoln New York had total assets of over $3.3 billion.
Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Group Variable Annuity. Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.
Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial statements
Financial statements of the VAA and of Lincoln New York appear on the following pages.
                                                                             B-6

Lincoln Life & Annuity Variable Annuity Account L

Statement of assets and liabilities

December 31, 2003

                                                                                           Mortality &
                                                                                           Expense
                                                    Contract                  Contract     Guarantee
                                                    Purchases                 Redemptions  Charges
                                                    Due from                  Due to       Payable to
                                                    Lincoln Life              Lincoln Life Lincoln Life
                                                    & Annuity                 & Annuity    & Annuity
                                                    Company of                Company of   Company of
Subaccount                              Investments New York     Total Assets New York     New York     Net Assets
-------------------------------------------------------------------------------------------------------------------
ABVPSF Growth Class B                   $   417,998   $    --    $   417,998    $ 2,309       $   11    $   415,678
ABVPSF Technology Class B                 1,458,449        --      1,458,449     10,248           40      1,448,161
American Century VP Balanced             10,507,006     1,212     10,508,218         --          288     10,507,930
American Funds Growth Class 2             5,110,994       312      5,111,306         --          140      5,111,166
American Funds International Class 2        760,617        --        760,617     16,612           21        743,984
Baron Capital Asset                       7,761,390    21,518      7,782,908         --          214      7,782,694
Delaware VIPT REIT Service Class          4,313,882    18,054      4,331,936         --          119      4,331,817
Delaware VIPT Trend Service Class           511,958        --        511,958          9           14        511,935
Dreyfus Developing Leaders               24,806,089        --     24,806,089     70,413          684     24,734,992
Dreyfus Index                            40,291,302        --     40,291,302     43,643        1,102     40,246,557
Fidelity VIP Asset Manager               29,344,161        --     29,344,161     15,772          803     29,327,586
Fidelity VIP Contrafund Service Class 2   1,729,537        74      1,729,611         --           47      1,729,564
Fidelity VIP Equity-Income               27,483,502        --     27,483,502     29,899          751     27,452,852
Fidelity VIP Growth                      68,031,664        --     68,031,664     61,340        1,864     67,968,460
Fidelity VIP Money Market                    21,966        --         21,966        184           --         21,782
Janus Aspen Series Worldwide Growth       9,685,606       554      9,686,160         --          265      9,685,895
Lincoln VIPT Aggressive Growth            9,558,768        65      9,558,833         --          262      9,558,571
Lincoln VIPT Capital Appreciation           644,899       224        645,123         --           18        645,105
Lincoln VIPT Growth and Income            1,337,770     4,849      1,342,619         --           37      1,342,582
Lincoln VIPT Social Awareness             3,038,887        --      3,038,887      2,053           83      3,036,751
NB AMT Mid-Cap Growth                       497,182        --        497,182          2           14        497,166
NB AMT Partners                           3,259,336    22,610      3,281,946         --           89      3,281,857
T. Rowe Price International Stock         7,441,512     3,057      7,444,569         --          203      7,444,366

See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account L

Statement of operations

Year Ended December 31, 2003

                                        Dividends
                                        from       Mortality and     Net
                                        Investment Expense           Investment
Subaccount                              Income     Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------
ABVPSF Growth Class B                    $     --      $  (2,542)      $  (2,542)
ABVPSF Technology Class B                      --         (9,152)         (9,152)
American Century VP Balanced              237,879        (94,093)        143,786
American Funds Growth Class 2               4,744        (34,522)        (29,778)
American Funds International Class 2        8,202         (5,282)          2,920
Baron Capital Asset                            --        (64,357)        (64,357)
Delaware VIPT REIT Service Class           72,491        (31,650)         40,841
Delaware VIPT Trend Service Class              --         (3,350)         (3,350)
Dreyfus Developing Leaders                  6,365       (208,619)       (202,254)
Dreyfus Index                             517,473       (342,909)        174,564
Fidelity VIP Asset Manager                961,715       (271,099)        690,616
Fidelity VIP Contrafund Service Class 2     2,342        (11,405)         (9,063)
Fidelity VIP Equity-Income                392,931       (224,963)        167,968
Fidelity VIP Growth                       153,073       (578,804)       (425,731)
Fidelity VIP Money Market                     143             --             143
Janus Aspen Series Worldwide Growth        92,556        (82,488)         10,068
Lincoln VIPT Aggressive Growth                 --        (80,308)        (80,308)
Lincoln VIPT Capital Appreciation              --         (4,952)         (4,952)
Lincoln VIPT Growth and Income             12,831         (9,271)          3,560
Lincoln VIPT Social Awareness              22,387        (24,865)         (2,478)
NB AMT Mid-Cap Growth                          --         (3,415)         (3,415)
NB AMT Partners                                --        (24,196)        (24,196)
T. Rowe Price International Stock          70,685        (54,128)         16,557

See accompanying notes.

                 Dividends from                Net Change in   Net Increase in
  Net Realized   Net Realized   Net Realized   Unrealized      Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Appreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ----------------------------------------------------------------------------
   $      (178)     $    --      $      (178)    $    72,299     $    69,579
       (10,533)          --          (10,533)        314,443         294,758
      (174,813)          --         (174,813)      1,630,320       1,599,293
       (53,345)          --          (53,345)      1,144,531       1,061,408
       110,734           --          110,734          70,130         183,784
       (60,777)          --          (60,777)      1,732,589       1,607,455
        14,579       23,492           38,071         843,230         922,142
        (2,185)          --           (2,185)        101,718          96,183
      (533,450)          --         (533,450)      6,413,886       5,678,182
      (406,631)          --         (406,631)      8,690,404       8,458,337
      (545,637)          --         (545,637)      4,102,096       4,247,075
         5,306           --            5,306         317,092         313,335
      (429,095)          --         (429,095)      6,300,462       6,039,335
    (1,470,157)          --       (1,470,157)     17,975,435      16,079,547
            --           --               --              --             143
      (475,050)          --         (475,050)      2,252,725       1,787,743
      (399,132)          --         (399,132)      2,674,272       2,194,832
        (7,453)          --           (7,453)        151,335         138,930
        (1,756)          --           (1,756)        250,734         252,538
       (86,125)          --          (86,125)        766,125         677,522
        (3,568)          --           (3,568)         94,320          87,337
       (69,071)          --          (69,071)        804,600         711,333
        47,922        5,437           53,359       1,485,631       1,555,547

Lincoln Life & Annuity Variable Annuity Account L

Statement of changes in net assets

Years Ended December 31, 2002 and 2003

                                                                                       ABVPSF        American     American
                                                                         ABVPSF Growth Technology    Century VP   Funds Growth
                                                                         Class B       Class B       Balanced     Class 2
                                                                         Subaccount    Subaccount    Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $    84,142  $    574,074  $10,257,981  $ 2,098,915
Changes From Operations:
.. Net investment income (loss)                                                 (1,160)       (4,724)     168,588      (21,447)
.. Net realized gain (loss) on investments                                     (26,309)      (93,577)    (356,627)    (188,582)
.. Net change in unrealized appreciation or depreciation on investments        (11,969)     (166,144)    (886,067)    (447,923)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (39,438)     (264,445)  (1,074,106)    (657,952)
Changes From Unit Transactions:
.. Contract purchases                                                          246,376       640,963    1,545,856    1,654,767
.. Terminated contracts                                                       (158,721)     (509,514)  (2,064,045)    (833,470)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         87,655       131,449     (518,189)     821,297
                                                                          -----------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        48,217      (132,996)  (1,592,295)     163,345
                                                                          -----------  ------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2002                                               132,359       441,078    8,665,686    2,262,260
Changes From Operations:
.. Net investment income (loss)                                                 (2,542)       (9,152)     143,786      (29,778)
.. Net realized gain (loss) on investments                                        (178)      (10,533)    (174,813)     (53,345)
.. Net change in unrealized appreciation on investments                         72,299       314,443    1,630,320    1,144,531
                                                                          -----------  ------------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           69,579       294,758    1,599,293    1,061,408
Changes From Unit Transactions:
.. Contract purchases                                                          395,115     1,888,514    1,605,031    2,577,811
.. Terminated contracts                                                       (181,375)   (1,176,189)  (1,362,080)    (790,313)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        213,740       712,325      242,951    1,787,498
                                                                          -----------  ------------  -----------  -----------
TOTAL INCREASE IN NET ASSETS                                                  283,319     1,007,083    1,842,244    2,848,906
                                                                          -----------  ------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2003                                           $   415,678  $  1,448,161  $10,507,930  $ 5,111,166
                                                                          ===========  ============  ===========  ===========

                                                                                                                  Janus Aspen
                                                                                                                  Series
                                                                         Fidelity VIP  Fidelity VIP  Fidelity VIP Worldwide
                                                                         Equity-Income Growth        Money Market Growth
                                                                         Subaccount    Subaccount    Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $25,867,765  $ 83,486,236  $    65,346  $11,071,742
Changes From Operations:
.. Net investment income (loss)                                                177,539      (483,554)         478       (9,165)
.. Net realized gain (loss) on investments                                      27,160    (4,304,013)          --     (999,595)
.. Net change in unrealized appreciation or depreciation on investments     (4,797,542)  (19,989,312)          --   (1,804,299)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (4,592,843)  (24,776,879)         478   (2,813,059)
Changes From Unit Transactions:
.. Contract purchases                                                        4,114,949     8,091,454      249,256    2,055,287
.. Terminated contracts                                                     (4,957,925)  (15,292,482)    (298,875)  (2,625,088)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (842,976)   (7,201,028)     (49,619)    (569,801)
                                                                          -----------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (5,435,819)  (31,977,907)     (49,141)  (3,382,860)
                                                                          -----------  ------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2002                                            20,431,946    51,508,329       16,205    7,688,882
Changes From Operations:
.. Net investment income (loss)                                                167,968      (425,731)         143       10,068
.. Net realized gain (loss) on investments                                    (429,095)   (1,470,157)          --     (475,050)
.. Net change in unrealized appreciation on investments                      6,300,462    17,975,435           --    2,252,725
                                                                          -----------  ------------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        6,039,335    16,079,547          143    1,787,743
Changes From Unit Transactions:
.. Contract purchases                                                        4,527,065     6,867,092      109,772    1,443,323
.. Terminated contracts                                                     (3,545,494)   (6,486,508)    (104,338)  (1,234,053)
                                                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        981,571       380,584        5,434      209,270
                                                                          -----------  ------------  -----------  -----------
TOTAL INCREASE IN NET ASSETS                                                7,020,906    16,460,131        5,577    1,997,013
                                                                          -----------  ------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2003                                           $27,452,852  $ 67,968,460  $    21,782  $ 9,685,895
                                                                          ===========  ============  ===========  ===========

See accompanying notes.

American Funds               Delaware VIPT Delaware VIPT Dreyfus                                  Fidelity VIP
International  Baron Capital REIT Service  Trend Service Developing                 Fidelity VIP  Contrafund
Class 2        Asset         Class         Class         Leaders      Dreyfus Index Asset Manager Service Class 2
Subaccount     Subaccount    Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------
 $    186,253   $ 6,099,808   $   837,497   $  201,085   $24,564,398  $ 42,229,323   $30,707,177    $  242,355
        1,418       (65,184)        6,715       (2,368)     (209,927)      122,902       835,476        (2,065)
      (47,645)       22,057         3,401      (17,102)   (1,427,836)     (577,276)     (970,797)       (3,470)
        5,115    (1,067,008)      (58,589)     (39,048)   (3,152,491)   (9,113,384)   (2,807,077)      (45,235)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      (41,112)   (1,110,135)      (48,473)     (58,518)   (4,790,254)   (9,567,758)   (2,942,398)      (50,770)
      607,001     3,517,640     3,040,186      293,227     4,236,009     5,894,435     3,214,748       575,241
     (466,401)   (2,352,186)   (1,224,084)    (204,908)   (5,458,866)   (8,055,356)   (5,287,620)     (137,093)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      140,600     1,165,454     1,816,102       88,319    (1,222,857)   (2,160,921)   (2,072,872)      438,148
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
       99,488        55,319     1,767,629       29,801    (6,013,111)  (11,728,679)   (5,015,270)      387,378
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      285,741     6,155,127     2,605,126      230,886    18,551,287    30,500,644    25,691,907       629,733
        2,920       (64,357)       40,841       (3,350)     (202,254)      174,564       690,616        (9,063)
      110,734       (60,777)       38,071       (2,185)     (533,450)     (406,631)     (545,637)        5,306
       70,130     1,732,589       843,230      101,718     6,413,886     8,690,404     4,102,096       317,092
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      183,784     1,607,455       922,142       96,183     5,678,182     8,458,337     4,247,075       313,335
   10,977,893     1,571,513     1,717,004      243,059     3,105,907     8,619,617     3,250,641       970,378
  (10,703,434)   (1,551,401)     (912,455)     (58,193)   (2,600,384)   (7,332,041)   (3,862,037)     (183,882)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      274,459        20,112       804,549      184,866       505,523     1,287,576      (611,396)      786,496
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
      458,243     1,627,567     1,726,691      281,049     6,183,705     9,745,913     3,635,679     1,099,831
 ------------   -----------   -----------   ----------   -----------  ------------   -----------    ----------
 $    743,984   $ 7,782,694   $ 4,331,817   $  511,935   $24,734,992  $ 40,246,557   $29,327,586    $1,729,564
 ============   ===========   ===========   ==========   ===========  ============   ===========    ==========

Lincoln VIPT   Lincoln VIPT  Lincoln VIPT  Lincoln VIPT                             T. Rowe Price
Aggressive     Capital       Growth and    Social        NB AMT Mid-  NB AMT        International
Growth         Appreciation  Income        Awareness     Cap Growth   Partners      Stock
Subaccount     Subaccount    Subaccount    Subaccount    Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------------------------
 $ 10,147,086   $   293,706   $   351,897   $2,895,462   $   147,231  $  1,991,889   $ 6,178,238
      (81,788)       (3,090)        1,301       (1,659)       (1,575)      (10,803)       (3,172)
   (1,007,207)      (36,257)      (36,945)    (276,783)       (5,428)     (109,986)   (1,149,408)
   (2,012,508)      (61,612)      (86,435)    (402,148)      (49,568)     (518,050)       36,514
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
   (3,101,503)     (100,959)     (122,079)    (680,590)      (56,571)     (638,839)   (1,116,066)
    1,551,882       552,502       531,290      627,745       125,091     1,116,481     8,799,568
   (1,787,149)     (390,777)     (205,200)    (663,518)      (34,590)     (547,863)   (8,990,917)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
     (235,267)      161,725       326,090      (35,773)       90,501       568,618      (191,349)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
   (3,336,770)       60,766       204,011     (716,363)       33,930       (70,221)   (1,307,415)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
    6,810,316       354,472       555,908    2,179,099       181,161     1,921,668     4,870,823
      (80,308)       (4,952)        3,560       (2,478)       (3,415)      (24,196)       16,557
     (399,132)       (7,453)       (1,756)     (86,125)       (3,568)      (69,071)       53,359
    2,674,272       151,335       250,734      766,125        94,320       804,600     1,485,631
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
    2,194,832       138,930       252,538      677,522        87,337       711,333     1,555,547
    1,462,069       317,411       746,133      382,045       315,273     1,151,980     6,880,596
     (908,646)     (165,708)     (211,997)    (201,915)      (86,605)     (503,124)   (5,862,600)
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
      553,423       151,703       534,136      180,130       228,668       648,856     1,017,996
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
    2,748,255       290,633       786,674      857,652       316,005     1,360,189     2,573,543
 ------------   -----------   -----------   ----------   -----------  ------------   -----------
 $  9,558,571   $   645,105   $ 1,342,582   $3,036,751   $   497,166  $  3,281,857   $ 7,444,366
 ============   ===========   ===========   ==========   ===========  ============   ===========

Lincoln Life & Annuity Variable Annuity Account L

Notes to financial statements

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life & Annuity Variable Annuity Account L (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Variable Account are owned by the Company. The Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of twenty-three mutual funds (the Funds) of eleven diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth Class B Fund
  ABVPSF Technology Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Balanced Portfolio

American Funds Insurance Series (American Funds):
  American Funds Growth Class 2 Fund
  American Funds International Class 2 Fund

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Trend Service Class Series

Dreyfus Variable Investment Fund (Dreyfus):
  Dreyfus Developing Leaders Portfolio
  Dreyfus Index Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Money Market Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln Variable Insurnace Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Growth and Income Fund
  Lincoln VIPT Social Awareness Fund

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Partners Portfolio

T. Rowe Price International Series, Inc. (T. Rowe Price):
  T. Rowe Price International Stock Portfolio

* Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life & Annuity Variable Annuity Account L

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at an effective daily rate of .0027397% (1.00% on annual basis) of each portfolio's average daily net assets within the Variable Account with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge.

The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Accounts.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
ABVPSF Growth Class B                                                                                --
  Standard (1.00% Fee Rate)               $ 4.69     $ 6.26       66,426  $   415,678   33.36%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 3.02       4.29      337,278    1,448,161   42.36%
American Century VP Balanced                                                                       2.53%
  Standard (1.00% Fee Rate)                19.09      22.58      465,321   10,507,930   18.27%
American Funds Growth Class 2                                                                      0.14%
  Standard (1.00% Fee Rate)                 5.45       7.38      692,538    5,111,166   35.45%
American Funds International Class 2                                                               1.51%
  Standard (1.00% Fee Rate)                 5.74       7.66       97,103      743,984   33.51%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                16.19      20.83      373,564    7,782,694   28.72%
Delaware VIPT REIT Service Class                                                                   2.29%
  Standard (1.00% Fee Rate)                11.75      15.56      278,445    4,331,817   32.40%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 5.15       6.88       74,423      511,935   33.45%
Dreyfus Developing Leaders                                                                         0.03%
  Standard (1.00% Fee Rate)                17.16      22.37    1,105,611   24,734,992   30.38%
Dreyfus Index                                                                                      1.51%
  Standard (1.00% Fee Rate)                27.14      34.49    1,167,009   40,246,557   27.09%
Fidelity VIP Asset Manager                                                                         3.55%
  Standard (1.00% Fee Rate)                21.05      24.58    1,193,093   29,327,586   16.80%
Fidelity VIP Contrafund Service Class 2                                                            0.21%
  Standard (1.00% Fee Rate)                 7.30       9.27      186,674    1,729,564   26.92%
Fidelity VIP Equity-Income                                                                         1.75%
  Standard (1.00% Fee Rate)                19.31      24.92    1,101,756   27,452,852   29.03%
Fidelity VIP Growth                                                                                0.26%
  Standard (1.00% Fee Rate)                26.47      34.81    1,952,288   67,968,460   31.53%
Fidelity VIP Money Market                                                                          1.02%
  Standard (0.00% Fee Rate)                14.86      15.00        1,452       21,782    0.99%
Janus Aspen Series Worldwide Growth                                                                1.12%
  Standard (1.00% Fee Rate)                 9.64      11.83      818,527    9,685,895   22.76%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                 7.72      10.14      942,960    9,558,571   31.30%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 4.37       5.74      112,475      645,105   31.14%
Lincoln VIPT Growth and Income                                                                     1.38%
  Standard (1.00% Fee Rate)                 6.14       7.88      170,309    1,342,582   28.43%
Lincoln VIPT Social Awareness                                                                      0.90%
  Standard (1.00% Fee Rate)                 9.16      11.96      253,850    3,036,751   30.55%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 4.01       5.08       97,895      497,166   26.80%
NB AMT Partners                                                                                      --
  Standard (1.00% Fee Rate)                 9.08      12.15      270,161    3,281,857   33.75%
T. Rowe Price International Stock                                                                  1.30%
  Standard (1.00% Fee Rate)                 9.59      12.40      600,479    7,444,366   29.23%

(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
American Funds Growth Class 2                                                                      0.03%
  Standard (1.00% Fee Rate)               $ 7.29     $ 5.45      415,179  $ 2,262,260  (25.21)%
American Funds International Class 2                                                               1.62%
  Standard (1.00% Fee Rate)                 6.81       5.74       49,792      285,741  (15.69)%
American Century VP Balanced                                                                       2.80%
  Standard (1.00% Fee Rate)                21.32      19.09      453,856    8,665,686  (10.46)%
ABVPSF Growth Class B                                                                                --
  Standard (1.00% Fee Rate)                 6.61       4.69       28,208      132,359  (28.98)%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 5.24       3.02      146,243      441,078  (42.39)%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                19.05      16.19      380,293    6,155,127  (15.05)%
Delaware VIPT REIT Service Class                                                                   1.37%
  Standard (1.00% Fee Rate)                11.37      11.75      221,708    2,605,126    3.34%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 6.51       5.15       44,794      230,886  (20.86)%
Dreyfus Developing Leaders                                                                         0.05%
  Standard (1.00% Fee Rate)                21.43      17.16    1,081,131   18,551,287  (19.93)%
Dreyfus Index                                                                                      1.35%
  Standard (1.00% Fee Rate)                35.30      27.14    1,123,976   30,500,644  (23.14)%
Fidelity VIP Asset Manager                                                                         4.04%
  Standard (1.00% Fee Rate)                23.29      21.05    1,220,799   25,691,907   (9.64)%
Fidelity VIP Contrafund Service Class 2                                                            0.52%
  Standard (1.00% Fee Rate)                 8.16       7.30       86,266      629,733  (10.50)%
Fidelity VIP Equity-Income                                                                         1.77%
  Standard (1.00% Fee Rate)                23.48      19.31    1,058,066   20,431,946  (17.77)%
Fidelity VIP Growth                                                                                0.26%
  Standard (1.00% Fee Rate)                38.25      26.47    1,945,949   51,508,329  (30.80)%
Fidelity VIP Money Market                                                                          1.74%
  Standard (0.00% Fee Rate)                14.61      14.86        1,091       16,205    1.70%
Janus Aspen Series Worldwide Growth                                                                0.90%
  Standard (1.00% Fee Rate)                13.07       9.64      797,637    7,688,882  (26.24)%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                11.18       7.72      882,142    6,810,316  (30.92)%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 6.05       4.37       81,050      354,472  (27.69)%
Lincoln VIPT Growth and Income                                                                     1.28%
  Standard (1.00% Fee Rate)                 7.95       6.14       90,563      555,908  (22.82)%
Lincoln VIPT Social Awareness                                                                      0.93%
  Standard (1.00% Fee Rate)                11.88       9.16      237,805    2,179,099  (22.90)%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 5.73       4.01       45,231      181,161  (30.04)%
NB AMT Partners                                                                                    0.49%
  Standard (1.00% Fee Rate)                12.09       9.08      211,573    1,921,668  (24.90)%
T. Rowe Price International Stock                                                                  0.94%
  Standard (1.00% Fee Rate)                11.86       9.59      507,719    4,870,823  (19.11)%

(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value                                   Investment
                                        Beginning  End of     Units                   Total     Income
Subaccount                              of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
----------------------------------------------------------------------------------------------------------
American Funds Growth Class 2                                                                      0.49%
  Standard (1.00% Fee Rate)               $ 8.99     $ 7.29      288,105  $ 2,098,915  (18.97)%
American Funds International Class 2                                                               1.01%
  Standard (1.00% Fee Rate)                 8.58       6.81       27,363      186,253  (20.69)%
American Century VP Balanced                                                                       2.84%
  Standard (1.00% Fee Rate)                22.33      21.32      481,065   10,257,981   (4.51)%
ABVPSF Growth Class B                                                                              0.23%
  Standard (1.00% Fee Rate)                 8.74       6.61       12,735       84,142  (24.41)%
ABVPSF Technology Class B                                                                            --
  Standard (1.00% Fee Rate)                 7.09       5.24      109,658      574,074  (26.20)%
Baron Capital Asset                                                                                  --
  Standard (1.00% Fee Rate)                17.13      19.05      320,148    6,099,808   11.22%
Delaware VIPT REIT Service Class                                                                   1.67%
  Standard (1.00% Fee Rate)                10.57      11.37       73,655      837,497    7.59%
Delaware VIPT Trend Service Class                                                                    --
  Standard (1.00% Fee Rate)                 7.78       6.51       30,874      201,085  (16.30)%
Dreyfus Developing Leaders                                                                         0.44%
  Standard (1.00% Fee Rate)                23.06      21.43    1,146,272   24,564,398   (7.05)%
Dreyfus Index                                                                                      1.10%
  Standard (1.00% Fee Rate)                40.61      35.30    1,196,152   42,229,323  (13.05)%
Fidelity VIP Asset Manager                                                                         4.29%
  Standard (1.00% Fee Rate)                24.53      23.29    1,318,503   30,707,177   (5.04)%
Fidelity VIP Contrafund Service Class 2                                                            0.36%
  Standard (1.00% Fee Rate)                 9.41       8.16       29,712      242,355  (13.34)%
Fidelity VIP Equity-Income                                                                         1.71%
  Standard (1.00% Fee Rate)                24.96      23.48    1,101,468   25,867,765   (5.90)%
Fidelity VIP Growth                                                                                0.08%
  Standard (1.00% Fee Rate)                46.92      38.25    2,182,552   83,486,236  (18.47)%
Fidelity VIP Money Market                                                                          4.11%
  Standard (0.00% Fee Rate)                14.02      14.61        4,473       65,346    4.18%
Janus Aspen Series Worldwide Growth                                                                0.49%
  Standard (1.00% Fee Rate)                17.02      13.07      847,143   11,071,742  (23.21)%
Lincoln VIPT Aggressive Growth                                                                       --
  Standard (1.00% Fee Rate)                16.92      11.18      908,001   10,147,086  (33.95)%
Lincoln VIPT Capital Appreciation                                                                    --
  Standard (1.00% Fee Rate)                 8.24       6.05       48,560      293,706  (26.62)%
Lincoln VIPT Growth and Income                                                                     1.40%
  Standard (1.00% Fee Rate)                 9.05       7.95       44,243      351,897  (12.11)%
Lincoln VIPT Social Awareness                                                                      0.66%
  Standard (1.00% Fee Rate)                13.27      11.88      243,638    2,895,462  (10.43)%
NB AMT Mid-Cap Growth                                                                                --
  Standard (1.00% Fee Rate)                 7.67       5.73       25,716      147,231  (25.40)%
NB AMT Partners                                                                                    0.32%
  Standard (1.00% Fee Rate)                12.57      12.09      164,702    1,991,889   (3.79)%
T. Rowe Price International Stock                                                                  1.93%
  Standard (1.00% Fee Rate)                15.40      11.86      520,958    6,178,238  (22.99)%

(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        Unit Value Unit Value
                                        Beginning  End of     Units                    Total
Subaccount                              of Period  Period     Outstanding Net Assets   Return(2)
------------------------------------------------------------------------------------------------
American Funds Growth Class 2
  Standard (1.00% Fee Rate)(1)            $10.00     $ 8.99       43,957  $    395,196  (10.09)%
American Funds International Class 2
  Standard (1.00% Fee Rate)(1)             10.00       8.58        3,454        29,644  (14.18)%
American Century VP Balanced
  Standard (1.00% Fee Rate)                23.17      22.33      495,159    11,057,096   (3.62)%
ABVPSF Growth Class B
  Standard (1.00% Fee Rate)(1)             10.00       8.74        1,568        13,706  (12.59)%
ABVPSF Technology Class B
  Standard (1.00% Fee Rate)(1)             10.00       7.09       20,789       147,467  (29.07)%
Baron Capital Asset
  Standard (1.00% Fee Rate)                17.77      17.13      231,213     3,960,842   (3.62)%
Delaware VIPT REIT Service Class
  Standard (1.00% Fee Rate)(1)             10.00      10.57       32,372       342,126    5.68%
Delaware VIPT Trend Service Class
  Standard (1.00% Fee Rate)(1)             10.00       7.78       10,090        78,508  (22.19)%
Dreyfus Developing Leaders
  Standard (1.00% Fee Rate)                20.55      23.06    1,181,767    27,246,326   12.18%
Dreyfus Index
  Standard (1.00% Fee Rate)                45.21      40.61    1,215,361    49,350,054  (10.18)%
Fidelity VIP Asset Manager
  Standard (1.00% Fee Rate)                25.79      24.53    1,366,675    33,520,014   (4.89)%
Fidelity VIP Contrafund Service Class 2
  Standard (1.00% Fee Rate)(1)             10.00       9.41        6,376        60,016   (5.88)%
Fidelity VIP Equity-Income
  Standard (1.00% Fee Rate)                23.25      24.96    1,070,949    26,728,464    7.34%
Fidelity VIP Growth
  Standard (1.00% Fee Rate)                53.23      46.92    2,341,192   109,842,215  (11.87)%
Fidelity VIP Money Market
  Standard (0.00% Fee Rate)                13.19      14.02        4,587        64,319    6.30%
Janus Aspen Series Worldwide Growth
  Standard (1.00% Fee Rate)                20.39      17.02      844,050    14,365,337  (16.51)%
Lincoln VIPT Aggressive Growth
  Standard (1.00% Fee Rate)                17.56      16.92      968,130    16,381,028   (3.66)%
Lincoln VIPT Capital Appreciation
  Standard (1.00% Fee Rate)(1)             10.00       8.24        9,722        80,139  (17.57)%
Lincoln VIPT Growth and Income
  Standard (1.00% Fee Rate)(1)             10.00       9.05        7,791        70,508   (9.50)%
Lincoln VIPT Social Awareness
  Standard (1.00% Fee Rate)                14.62      13.27      232,886     3,089,808   (9.24)%
NB AMT Mid-Cap Growth
  Standard (1.00% Fee Rate)(1)             10.00       7.67       12,645        97,040  (23.26)%
NB AMT Partners
  Standard (1.00% Fee Rate)                12.61      12.57       97,226     1,222,221   (0.30)%
T. Rowe Price International Stock
  Standard (1.00% Fee Rate)                18.93      15.40      532,803     8,204,984  (18.65)%

(1)Reflects less than a full year of activity. Funds were first received in this option on 9/27/2000.
(2)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year ended December 31, 1999 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                    Unit Value Unit Value
                                    Beginning  End of     Units                    Total
Subaccount                          of Period  Period     Outstanding Net Assets   Return(1)
--------------------------------------------------------------------------------------------
American Century VP Balanced
  Standard (1.00% Fee Rate)           $21.26     $23.17      502,280  $ 11,637,008    8.96%
Baron Capital Asset
  Standard (1.00% Fee Rate)            13.22      17.77      191,615     3,405,848   34.48%
Dreyfus Developing Leaders
  Standard (1.00% Fee Rate)            16.86      20.55    1,080,983    22,216,207   21.93%
Dreyfus Index
  Standard (1.00% Fee Rate)            37.86      45.21    1,319,216    59,639,387   19.41%
Fidelity VIP Asset Manager
  Standard (1.00% Fee Rate)            23.45      25.79    1,489,145    38,399,780    9.99%
Fidelity VIP Equity-Income
  Standard (1.00% Fee Rate)            22.09      23.25    1,171,752    27,245,250    5.27%
Fidelity VIP Growth
  Standard (1.00% Fee Rate)            39.12      53.23    2,438,762   129,824,857   36.07%
Fidelity VIP Money Market
  Standard (0.00% Fee Rate)            12.54      13.19       10,776       142,141    5.15%
Janus Aspen Series Worldwide Growth
  Standard (1.00% Fee Rate)            12.52      20.39      469,701     9,574,912   62.82%
Lincoln VIPT Aggressive Growth
  Standard (1.00% Fee Rate)            12.45      17.56      641,895    11,273,297   41.01%
Lincoln VIPT Social Awareness
  Standard (1.00% Fee Rate)            12.79      14.62      206,340     3,016,315   14.29%
NB AMT Partners
  Standard (1.00% Fee Rate)            11.86      12.61       64,174       809,154    6.30%
T. Rowe Price International Stock
  Standard (1.00% Fee Rate)            14.34      18.93      518,774     9,821,008   32.00%

(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                 Aggregate   Aggregate
                                                 Cost of     Proceeds
         Subaccount                              Purchases   from Sales
         --------------------------------------------------------------
         ABVPSF Growth Class B                   $   358,433 $  144,833
         ABVPSF Technology Class B                 1,574,011    860,002
         American Century VP Balanced              1,286,686    902,535
         American Funds Growth Class 2             2,251,075    495,028
         American Funds International Class 2     10,254,105  9,960,037
         Baron Capital Asset                       1,020,118  1,082,247
         Delaware VIPT REIT Service Class          1,390,384    537,112
         Delaware VIPT Trend Service Class           229,173     47,376
         Dreyfus Developing Leaders                1,560,679  1,188,182
         Dreyfus Index                             6,376,708  4,886,342
         Fidelity VIP Asset Manager                2,420,970  2,321,693
         Fidelity VIP Contrafund Service Class 2     898,217    119,202
         Fidelity VIP Equity-Income                2,874,431  1,701,890
         Fidelity VIP Growth                       2,789,284  2,777,760
         Fidelity VIP Money Market                    76,068     71,730
         Janus Aspen Series Worldwide Growth         872,653    653,795
         Lincoln VIPT Aggressive Growth              924,154    453,660
         Lincoln VIPT Capital Appreciation           280,243    133,295
         Lincoln VIPT Growth and Income              672,423    138,677
         Lincoln VIPT Social Awareness               313,545    133,688
         NB AMT Mid-Cap Growth                       286,701     61,376
         NB AMT Partners                             930,386    325,542
         T. Rowe Price International Stock         6,604,841  5,568,304

5. Investments
The following is a summary of investments owned at December 31, 2003.

                                                    Net
                                        Shares      Asset
Subaccount                              Outstanding Value  Value of Shares Cost of Shares
-----------------------------------------------------------------------------------------
ABVPSF Growth Class B                       26,523  $15.76   $   417,998    $   366,363
ABVPSF Technology Class B                  101,634   14.35     1,458,449      1,366,199
American Century VP Balanced             1,558,903    6.74    10,507,006     11,185,149
American Funds Growth Class 2              112,330   45.50     5,110,994      4,900,847
American Funds International Class 2        56,762   13.40       760,617        736,978
Baron Capital Asset                        360,492   21.53     7,761,390      6,405,827
Delaware VIPT REIT Service Class           285,121   15.13     4,313,882      3,487,984
Delaware VIPT Trend Service Class           18,877   27.12       511,958        457,763
Dreyfus Developing Leaders                 663,442   37.39    24,806,089     29,899,062
Dreyfus Index                            1,417,709   28.42    40,291,302     38,928,979
Fidelity VIP Asset Manager               2,029,333   14.46    29,344,161     32,746,297
Fidelity VIP Contrafund Service Class 2     75,427   22.93     1,729,537      1,461,691
Fidelity VIP Equity-Income               1,185,656   23.18    27,483,502     26,444,185
Fidelity VIP Growth                      2,191,742   31.04    68,031,664     83,668,015
Fidelity VIP Money Market                   21,966    1.00        21,966         21,966
Janus Aspen Series Worldwide Growth        375,120   25.82     9,685,606     14,017,961
Lincoln VIPT Aggressive Growth           1,102,256    8.67     9,558,768     15,209,850
Lincoln VIPT Capital Appreciation           38,403   16.79       644,899        576,638
Lincoln VIPT Growth and Income              48,643   27.50     1,337,770      1,209,997
Lincoln VIPT Social Awareness              116,876   26.00     3,038,887      3,791,134
NB AMT Mid-Cap Growth                       32,432   15.33       497,182        464,378
NB AMT Partners                            211,645   15.40     3,259,336      3,134,350
T. Rowe Price International Stock          623,242   11.94     7,441,512      6,795,201

Lincoln Life & Annuity Variable Annuity Account L

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                                         Net
                                                   Units     Units       Increase
Subaccount                                         Issued    Redeemed    (Decrease)
-----------------------------------------------------------------------------------
ABVPSF Growth Class B                                 73,429    (35,211)    38,218
ABVPSF Technology Class B                            488,566   (297,531)   191,035
American Century VP Balanced                          78,367    (66,903)    11,465
American Funds Growth Class 2                        399,949   (122,590)   277,359
American Funds International Class 2               1,571,012 (1,523,701)    47,311
Baron Capital Asset                                   87,071    (93,799)    (6,728)
Delaware VIPT REIT Service Class                     129,063    (72,325)    56,738
Delaware VIPT Trend Service Class                     39,624     (9,995)    29,629
Dreyfus Developing Leaders                           162,219   (137,740)    24,479
Dreyfus Index                                        283,872   (240,839)    43,033
Fidelity VIP Asset Manager                           144,599   (172,305)   (27,706)
Fidelity VIP Contrafund Service Class 2              123,397    (22,989)   100,408
Fidelity VIP Equity-Income                           224,715   (181,025)    43,690
Fidelity VIP Growth                                  230,299   (223,960)     6,339
Fidelity VIP Money Market                              7,355     (6,994)       361
Janus Aspen Series Worldwide Growth                  143,240   (122,351)    20,889
Lincoln VIPT Aggressive Growth                       163,929   (103,111)    60,818
Lincoln VIPT Capital Appreciation                     65,265    (33,839)    31,426
Lincoln VIPT Growth and Income                       110,257    (30,511)    79,746
Lincoln VIPT Social Awareness                         37,291    (21,246)    16,044
NB AMT Mid-Cap Growth                                 71,710    (19,046)    52,664
NB AMT Partners                                      108,601    (50,013)    58,588
T. Rowe Price International Stock                    622,630   (529,870)    92,760

The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                                         Net
                                                   Units     Units       Increase
Subaccount                                         Issued    Redeemed    (Decrease)
-----------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                             262,516   (135,442)   127,074
AFIS International Class 2 Fund                       91,544    (69,115)    22,429
American Century VP Balanced Portfolio                77,035   (104,243)   (27,208)
AVPSF Growth Class B Fund                             45,640    (30,167)    15,473
AVPSF Technology Class B Fund                        152,045   (115,460)    36,585
Baron Capital Asset Fund                             192,520   (132,376)    60,144
Delaware VIP REIT Service Class Series               253,472   (105,419)   148,053
Delaware VIP Trend Service Class Series               48,389    (34,470)    13,919
Dreyfus Small Cap Portfolio                          210,155   (275,296)   (65,141)
Dreyfus Stock Index Fund                             195,242   (267,419)   (72,177)
Fidelity VIP Asset Manager Portfolio                 148,703   (246,407)   (97,704)
Fidelity VIP Contrafund Service Class 2 Portfolio     73,904    (17,351)    56,553
Fidelity VIP Equity-Income Portfolio                 192,101   (235,503)   (43,402)
Fidelity VIP Growth Portfolio                        257,560   (494,163)  (236,603)
Fidelity VIP Money Market Portfolio                   16,277    (19,659)    (3,382)
Janus Aspen Series Worldwide Growth Portfolio        183,179   (232,684)   (49,505)
LN Aggressive Growth Fund                            168,808   (194,666)   (25,858)
LN Capital Appreciation Fund                         103,228    (70,738)    32,490
LN Growth & Income Fund                               78,163    (31,843)    46,320
LN Social Awareness Fund                              58,753    (64,585)    (5,832)
NB AMT Mid-Cap Growth Fund                            26,784     (7,269)    19,515
NB AMT Partners Fund                                 102,713    (55,841)    46,872
T. Rowe Price International Stock Portfolio          823,227   (836,466)   (13,239)

Lincoln Life & Annuity Variable Annuity Account L

7. Fund Name Changes
During 2002, the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT).

During 2002, the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP).

During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

During 2003, the name of the Dreyfus Small Cap Fund was changed to Dreyfus Developing Leaders Fund.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of Lincoln Life & Annuity Company of New York and Contract Owners of Lincoln Life & Annuity Variable Annuity Account L

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account L ("Variable Account") (comprised of the following subaccounts: Alliance Bernstein Variable Products Series Fund ("ABVPSF") Growth Class B, ABVPSF Technology Class B, American Century Variable Portfolio, Inc. Balanced, American Funds Insurance Series ("American Funds") Growth Class 2, American Funds International Class 2, Baron Capital Funds Trust Asset, Delaware VIP Trust ("Delaware VIPT") REIT Service Class, Delaware VIPT Trend Service Class, Dreyfus Variable Investment Fund ("Dreyfus") Developing Leaders, Dreyfus Index, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Money Market, Janus Aspen Series Worldwide Growth, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Capital Appreciation, Lincoln VIPT Growth and Income, Lincoln VIPT Social Awareness, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, and T. Rowe Price International Series International Stock) as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Variable Annuity Account L at December 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2004

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                       December 31
                                                                     2003       2002*
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $1,908,926; 2002 -- $1,783,219)  $2,019,991  $1,886,128
------------------------------------------------------------------
   Equity (cost: 2003 -- $2,515; 2002 -- $0)                           2,607          --
------------------------------------------------------------------
 Mortgage loans on real estate                                       145,784     121,726
------------------------------------------------------------------
 Policy loans                                                        161,605     161,886
------------------------------------------------------------------
 Derivative instruments                                                   --         452
------------------------------------------------------------------
 Other investments                                                       258         275
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,330,245   2,170,467
------------------------------------------------------------------
Cash and invested cash                                                36,373      15,244
------------------------------------------------------------------
Property and equipment                                                   494         450
------------------------------------------------------------------
Deferred acquisition costs                                            57,424      42,887
------------------------------------------------------------------
Premiums and fees receivable                                             539       2,249
------------------------------------------------------------------
Accrued investment income                                             30,232      31,086
------------------------------------------------------------------
Assets held in separate accounts                                     523,728     342,812
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   73,198      72,577
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              144,301     156,349
------------------------------------------------------------------
Other assets                                                          23,678      31,346
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,329,724  $2,974,979
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,099,848  $1,053,737
------------------------------------------------------------------
 Contractholder funds                                              1,042,574     982,116
------------------------------------------------------------------
 Liabilities related to separate accounts                            523,728     342,812
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                2,666,150   2,378,665
------------------------------------------------------------------
Federal income taxes                                                  42,127      21,330
------------------------------------------------------------------
Other liabilities                                                     66,849      49,923
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  2,775,126   2,449,918
------------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
 Authorized, issued and outstanding shares -- 20,000
 (owned by The Lincoln National Life Insurance Company)                2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    512,783     483,219
------------------------------------------------------------------
Accumulated other comprehensive income:
 Net unrealized gain on securities available-for-sale                 39,820      39,842
------------------------------------------------------------------
 Minimum pension liability adjustment                                     (5)         --
                                                                  ----------  ----------
------------------------------------------------------------------
Total accumulated other comprehensive Income                          39,815      39,842
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           554,598     525,061
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,329,724  $2,974,979
----------------------------------------------------------------  ==========  ==========


* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2003      2002*     2001*
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 12,392  $ 13,185  $ 16,563
-------------------------------------------------------------------------------
Insurance fees                                                                   64,087    59,664    56,887
-------------------------------------------------------------------------------
Net investment income                                                           136,654   134,938   134,828
-------------------------------------------------------------------------------
Realized gain (loss) on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts)                            7,145   (11,308)   (4,573)
-------------------------------------------------------------------------------
Other revenue and fees                                                            2,741       663       261
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   223,019   197,142   203,966
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        123,230   118,552   122,494
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          55,968    48,210    50,334
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     179,198   166,762   172,828
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   43,821    30,380    31,138

-------------------------------------------------------------------------------
Federal income taxes                                                             14,286    10,291    11,171
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,535    20,089    19,967
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income tax benefit)        (232)       --    (1,087)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 29,303  $ 20,089  $ 18,880
------------------------------------------------------------------------------ ========  ========  ========




* As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2003      2002*     2001*
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings
Balance at beginning-of-year                                                           483,219   463,099   444,166
--------------------------------------------------------------------------------------
Comprehensive income                                                                    29,276    53,885    36,060
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
 Net unrealized gain (loss) on securities available-for-sale (net of reclassification
   adjustment)                                                                             (22)   33,796    17,218
--------------------------------------------------------------------------------------
 Net unrealized loss on derivative instruments                                              --        --       (38)
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                       (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              29,303    20,089    18,880
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                261        31        53
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 512,783   483,219   463,099
--------------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-Sale
Balance at beginning of year                                                            39,842     6,046   (11,172)
--------------------------------------------------------------------------------------
Change during period                                                                       (22)   33,796    17,218
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  39,820    39,842     6,046
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment
Balance at beginning of year                                                                --        --        --
--------------------------------------------------------------------------------------
Change during period                                                                        (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      (5)       --        --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments
Balance at beginning of year                                                                --       (38)       --
--------------------------------------------------------------------------------------
Cumulative effect of accounting change                                                      --        --       114
--------------------------------------------------------------------------------------
Change during period                                                                        --        38      (152)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                      --        --       (38)
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $554,598  $525,061  $471,107
------------------------------------------------------------------------------------- ========  ========  ========


*As Adjusted -- See Note 2.

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2003      2002*      2001*
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  29,303  $  20,089  $  18,880
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------------------
 Deferred acquisition costs                                                         (26,459)   (29,152)   (18,049)
----------------------------------------------------------------------------------
 Premiums and fees receivable                                                         1,711        972        123
----------------------------------------------------------------------------------
 Accrued investment income                                                              854      2,004     (3,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (34,001)   (35,796)   (49,308)
----------------------------------------------------------------------------------
 Contractholder funds                                                                48,472     49,611     40,529
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                   (621)       186     14,849
----------------------------------------------------------------------------------
 Federal income taxes                                                                20,716      7,491     12,778
----------------------------------------------------------------------------------
 Other liabilities -- operating                                                      (6,109)     2,049     (1,470)
----------------------------------------------------------------------------------
 Provisions for depreciation                                                             77        (78)      (243)
----------------------------------------------------------------------------------
 Goodwill                                                                                --         --      3,024
----------------------------------------------------------------------------------
 Other intangibles amortization                                                      12,048     13,030      9,437
----------------------------------------------------------------------------------
 Realized loss on investments and derivative investments                              2,542     11,308      4,573
----------------------------------------------------------------------------------
 Other                                                                               34,997      9,042     (1,730)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      54,227     30,667     11,361
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            83,530     50,756     30,241
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (595,799)  (502,822)  (302,738)
----------------------------------------------------------------------------------
 Sales                                                                              279,218    180,443    119,957
----------------------------------------------------------------------------------
 Maturities                                                                         177,687    127,618    108,188
----------------------------------------------------------------------------------
Purchase of other investments                                                       (56,209)   (36,677)   (50,979)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,398     81,465     82,731
----------------------------------------------------------------------------------
Property and equipment purchases                                                       (209)      (158)    (1,460)
----------------------------------------------------------------------------------
Property and equipment sales                                                             89        445      5,493
----------------------------------------------------------------------------------
Increase (decrease) in other liabilities-nonoperating                                 1,151     (3,814)   (10,402)
----------------------------------------------------------------------------------
(Increase) decrease in other assets-nonoperating                                    (12,102)   (14,340)     2,406
----------------------------------------------------------------------------------
Other                                                                                20,076       (185)     5,444
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                              (153,700)  (168,025)   (41,360)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     284,899    277,633    196,045
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (193,600)  (160,824)  (215,621)
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         53         --
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by (used in) Financing Activities                                  91,299    116,862    (19,576)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    21,129       (407)   (30,695)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning of Year                                          15,244     15,651     46,346
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at end of Year                                             $  36,373  $  15,244  $  15,651
--------------------------------------------------------------------------------- =========  =========  =========

* As Adjusted--See Note 2

See notes to the financial statements on pages 6-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements
December 31, 2003

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003, the Company had no derivative instruments that were designated and qualified as cash flow hedges and fair value hedges. The Company had no derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. Finally, the Company did not have derivative instruments that were designated as hedges of a net investment in a foreign operation. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender

Lincoln Life & Annuity Company of New York charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies).

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2001 through 2003 ranged from 4.00% to 7.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the

Lincoln Life & Annuity Company of New York following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits.
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

Reclassifications:
Certain amounts reported in prior years' financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, the Company adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to employees. The Company adopted the retroactive restatement method under FAS 148 which requires restating all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, the Company accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income and retained earnings for 2002 and 2001 is as follows:

                                                    2002     2001
                                                  -------- --------
                                                    (in thousands)
                                                  -----------------
            Net income as previously reported.... $ 20,079 $ 18,937
            Adjustment for effect of change in
             accounting principle that is applied
             retroactively, net of tax effects...       10      (57)
                                                  -------- --------
            Net income as adjusted............... $ 20,089 $ 18,880
                                                  ======== ========
            Retained earnings at December 31,
            Retained earnings as previously
             reported............................ $483,135 $463,056
            Cumulative adjustment for effect of
             change in accounting principle that
             is applied retroactively, net of tax
             effects.............................       84       43
                                                  -------- --------
            Retained earnings as adjusted........ $483,219 $463,099
                                                  ======== ========

Although the Company did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because the Company elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of less than $0.1 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. The Company adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See
Note 11 for information on Restructuring charges.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. The Company recorded a charge to net income through a cumulative effect of accounting change of $0.4 million ($0.2 million after-tax) representing the fair value of the embedded derivative related to certain Modco arrangements.

In conjunction with recording the above charge, the Company also recorded a corresponding increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative, as measured by the change in the fair value of the available-for-sale securities supporting the arrangements, flow through net income. For the quarter ended December 31, 2003, the effect of the new mark-to-market adjustment was to increase net income by less than $0.1 million. Equity was unchanged as the reduction in net income was offset by a corresponding increase in Other Comprehensive Income.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional

Lincoln Life & Annuity Company of New York

Long-Duration Contracts and for Separate Accounts" ("the SOP"). The Company will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, the Lincoln Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 the Company's GMDB reserve was $0.3 million. Based upon a comparison of the requirements of the SOP to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on the Company's financial statements.

Sales Inducements. The Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. The Company also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

The Company currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, the Company will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

The Company currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, the Company will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under the Company's current accounting method, because of the prospective treatment of new deferred sales inducements, the Company expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, the Company estimates that the increase in earnings were immaterial. The actual effect on the Company's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. The Company's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on the Company's financial statements.

Universal Life Contracts. The Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. The Company's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, the Company does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of the Company's current secondary guarantee features, the Company would not expect the adoption of the SOP to have a material effect on its financial statements.

The Company understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, the Company's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. The Company continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, the Company does not currently expect that the adoption of the SOP should have a material effect on the Company's financial statements.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. The Company adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142")

Lincoln Life & Annuity Company of New York on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within the Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, LNY has chosen October 1 as its annual review date. As such, the Company performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that the Company does not have impaired goodwill.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                   -----------------
                                                     (in millions)
                                                   -----------------
           Reported Net Income....................       $18.9
           Add back: Goodwill Amortization (after-
            tax)..................................         3.0
                                                         -----
           Adjusted Net Income....................       $21.9
                                                         =====

Accounting for Derivative Instruments and Hedging Activities.
The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. Government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========
December 31, 2002:
  Corporate bonds...........................    $1,436.4... $104.5 $(28.0)  $1,512.9.
  U.S. Government bonds.....................        16.1...    1.4   (0.3)      17.2.
  Foreign government bonds..................        18.8...    2.4   (0.6)      20.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.7...    3.1      --      46.8.
    Collateralized mortgage obligations.....        93.6...    5.0      --      98.6.
    Commercial mortgage backed securities...       141.2...   13.5      --     154.7.
    Other asset-backed securities...........        17.0...    0.8   (0.1)      17.7.
  State and municipal bonds.................        16.4...    1.2      --      17.6.
  Redeemable preferred stocks...............          --...     --      --        --.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,783.2...  131.9  (29.0)   1,886.1.
Equity securities...........................          --...     --      --        --.
                                                --------    ------ ------   --------
Total.......................................    $1,783.2... $131.9 $(29.0)  $1,886.1.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003:
           Due in one year or less..........    $   39.9     $   41.0
           Due after one year through five
            years...........................       471.5        502.5
           Due after five years through ten
            years...........................       574.8        610.6
           Due after ten years..............       459.3        485.1
                                                --------     --------
           Subtotal.........................     1,545.5      1,639.2
           Asset and mortgage-backed
            securities......................       363.4        380.8
                                                --------     --------
           Total............................    $1,908.9     $2,020.0
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2003:
               Below 6%........  $102.0       $102.1       $103.1
               6%-7%...........   115.1        115.4        120.3
               7%-8%...........   101.8        103.2        109.8
               Above 8%........    42.2         42.7         47.6
                                 ------       ------       ------
               Total...........  $361.1       $363.4       $380.8
                                 ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2003:
                    Treasuries and AAA.    $476.5      23.6%
                    AA.................     120.1       6.0
                    A..................     645.2      31.9
                    BBB................     693.2      34.3
                    BB.................      54.4       2.7
                    Less than BB.......      30.6       1.5
                                         --------     -----
                    Total..............  $2,020.0     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities
              available-for-sale.......... $119.0  $115.2  $110.8
             Equity.......................    0.2      --      --
             Mortgage loans on real estate    9.7    10.8    13.7
             Policy loans.................    9.3     9.7    10.4
             Invested cash................    0.0     0.7     1.4
             Other investments............    0.6     0.1     0.1
                                           ------  ------  ------
             Investment revenue...........  138.8   136.5   136.4
             Investment expense...........   (2.1)   (1.6)   (1.6)
                                           ------  ------  ------
             Net investment income........ $136.7  $134.9  $134.8
                                           ======  ======  ======

The detail of the realized gain (loss) on investments and derivative instruments is as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain........................ $ 24.3  $  4.1  $  2.8
            Gross loss........................  (12.2)  (21.6)  (13.6)
          Other investments...................    0.5    (0.4)   (0.2)
          Associated restoration
           (amortization) of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses................   (5.3)    6.4     6.5
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments........................    7.3   (11.5)   (4.5)
          Derivative Instruments net of
           associated amortization of
           deferred acquisition costs.........   (0.2)    0.2    (0.1)
                                               ------  ------  ------
          Total Realized gain (loss) on
           Investments and Derivative
           Instruments........................ $  7.1  $(11.3) $ (4.6)
                                               ======  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                                   Year Ended December 31
                                                   2003    2002    2001
                                                   ----     -----  ----
                                                    (in millions)
                                                   ----------------------
              Fixed maturity securities available-
               for-sale........................... $7.8    $11.2   $7.8
              Mortgage loans on real estate.......  0.2      0.1    0.1
                                                    ----    -----   ----
              Total............................... $8.0    $11.3   $7.9
                                                    ====    =====   ====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                             Year Ended December 31
                                             2003   2002    2001
                                             ----    -----   -----
                                              (in millions)
                                             ----------------------
                   Fixed maturity securities $8.2   $87.0   $38.9
                   Equity securities........  0.1     0.0     0.0
                                              ----   -----   -----
                                             $8.3   $87.0   $38.9
                                              ====   =====   =====

For total traded and private securities held by the Company at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                         %               %
                                           %    Amor-  Amor-  Unreal- Unreal-
                                  Fair   Fair   tized  tized   ized    ized
                                  Value  Value  Cost   Cost    Loss    Loss
                                 ------- -----  ------ -----  ------- -------
                                                (in millions)
      2003
   (less or =)90 days........... $ 121.6  44.9% $122.9  43.8% $ (1.4)   13.6%
   (greater than)90 days but
    (less or =)180 days.........    72.5  26.8%   74.5  26.5%   (2.1)   20.4%
   (greater than)180 days but
    (less or =)270 days.........    25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   (greater than)270 days but
    (less or =)1 year...........     2.5   0.9%    2.7   1.0%   (0.1)    1.0%
   (greater than) 1 year........    48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------- -----  ------ -----  ------   -----
     Total......................  $270.6 100.0% $280.8 100.0% $(10.3)  100.0%
                                 ======= =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet caption, "Property and Equipment," includes an allowance for depreciation of $0.3 million at both December 31, 2003 and 2002.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2003   2002
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.7  $ 2.2
           Allowance for losses.......................  (0.4)  (0.2)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.3  $ 2.0
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                              -----   -----   ----
                                               (in millions)
                                             ----------------------
                Balance at beginning-of-year $ 0.2    $ 0.1   $ --
                Provisions for losses.......   0.3      0.2    0.1
                Releases due to principal
                 paydowns...................  (0.1)    (0.1)    --
                                              -----   -----   ----
                Balance at end-of-year...... $ 0.4    $ 0.2   $0.1
                                              =====   =====   ====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2003    2002    2001
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $2.1    $2.1    $1.0
                 Interest income recognized on
                  impaired loans...............  0.1     0.3     0.2

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003 and 2002, the Company had no mortgage loans on non-accrual status. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

As of December 31, 2003, the Company had restructured mortgage loans of $1.5 million. The Company recorded $0.1 million of interest income on these restructured mortgage loans in 2003. Interest income in the amount of $0.1 million would have been recorded in 2003 on these mortgage loans according to their original terms. There were no restructured loans as of December 31, 2002. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $10.4 million. As of December 31, 2003 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $6.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes

The Federal income tax expense is as follows:

                                        Year Ended December 31
                                         2003    2002   2001
                                         -----   -----  -----
                                          (in millions)
                                        ----------------------
                      Current.......... $(2.2)   $ 0.0  $ 0.4
                      Deferred.........  16.5     10.3   10.8
                                         -----   -----  -----
                      Total tax expense $14.3    $10.3  $11.2
                                         =====   =====  =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Tax rate times pre-tax income from
             continuing operations............ $ 15.3   $10.6  $10.9
            Effect of:
              Tax-preferred investment
               income.........................     --    (0.2)  (0.9)
              Goodwill amortization...........     --      --    1.1
              Other items.....................  (1.0)    (0.1)   0.1
                                               ------   -----  -----
            Provision for income taxes........ $ 14.3   $10.3  $11.2
                                               ======   =====  =====
            Effective tax rate................     33%     34%    36%

The Federal income tax liability is as follows:

                                                    December 31
                                                   2003    2002
                                                  ------  ------
                                                   (in millions)
                                                  --------------
               Current........................... $ (5.6) $ (2.1)
               Deferred..........................  (36.5)  (19.2)
                                                  ------  ------
               Total Federal income tax liability $(42.1) $(21.3)
                                                  ======  ======

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2003    2002
                                                   ------  ------
                                                    (in millions)
                                                   --------------
             Deferred tax assets:
               Insurance and investment contract
                liabilities....................... $ 55.0  $ 45.6
               Net operating loss carryforward....     --     4.4
               Capital loss carryforward..........    4.5    11.7
               Investment related.................    2.7     1.9
               Ceding commission asset............    3.3     3.7
               Compensation related...............    0.5     3.2
               Other..............................    0.1     2.5
                                                   ------  ------
             Total deferred tax assets............   66.1    73.0
             Deferred tax liabilities:
               Deferred acquisition costs.........    7.8     1.3
               Net unrealized gain on securities
                available-for-sale................   38.9    36.0
               Present value of business in-force.   50.5    54.7
               Other..............................    5.4     0.2
                                                   ------  ------
             Total deferred tax liabilities.......  102.6    92.2
                                                   ------  ------
             Net deferred tax liability........... $(36.5) $(19.2)
                                                   ======  ======

In 2002, the company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash received from LNC for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the IRS for its 2001 tax return. Cash paid to the IRS for Federal income taxes in 2001 was $1.2 million.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, the Company had net capital loss carryforwards for Federal income tax purposes of $12.8 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, the Company believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $  0.0  $  0.0  $  6.6
              Insurance ceded.............   32.2    28.0    28.6
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(32.2) $(28.0) $(22.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $25.0 million; $21.5 million and $27.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                    Year Ended December 31
                                                     2003       2002
                                                      -----      ------
                                                    (in millions)
                                                    ---------------------
             Balance at beginning-of-year.......... $42.9      $ 43.4
             Deferral..............................  36.2        31.9
             Amortization..........................  (9.7)       (8.8)
             Adjustment related to realized losses
              on securities available-for-sale.....  (4.5)        6.1
             Adjustment related to unrealized gains
              on securities available-for-sale.....  (7.5)      (29.8)
             Other.................................    --         0.1
                                                      -----      ------
             Balance at end-of-period.............. $57.4      $ 42.9
                                                      =====      ======

Realized losses on investments and derivative instruments on the Statements of Income for the year's-ended December 31, 2003, 2002 and 2001 are net of amounts restored (amortized) against deferred acquisition costs of $(4.5) million, $6.3 million and $5.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $(0.5) million, $0.4 million and $1.4 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
                                                    (in millions)
                                               ----------------------
          Commissions......................... $ 21.4  $ 18.4  $ 14.2
          Other volume related expenses.......   20.9     6.9     4.2
          Operating and administrative
           expenses...........................   22.1    29.2    27.0
          Deferral of acquisition costs net of
           amortization.......................  (26.5)  (23.1)  (11.9)
          Restructuring charges...............    0.0     0.0     1.0
          Goodwill amortization...............    0.0     0.0     3.0
          Other intangibles amortization, net
           of unlocking.......................   12.0    13.0     9.4
          Other...............................    6.0     3.8     3.4
                                               ------  ------  ------
          Total............................... $ 55.9  $ 48.2  $ 50.3
                                               ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                         -                  -----  -----
                                            (in millions)
                                            -------------
                         Life insurance....  92.8   92.8
                         Lincoln Retirement  16.7   16.7
                                            -----  -----
                             Total......... 109.5  109.5
                                            =====  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business, (balance sheet caption "Other Intangible Assets") is as follows:

                                                  December 31
                                             2003    2002    2001
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $156.3  $169.3  $178.7
            Unlocking and transfers........   (1.6)   (3.3)    1.4
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    7.0     9.2    10.3
            Amortization...................  (17.4)  (18.9)  (21.1)
                                            ------  ------  ------
                Balance at end-of-year      $144.3  $156.3  $169.3
                                            ======  ======  ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2003 December 31, 2002
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortizable Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $17.8   $ 48.1    $16.0
             Life Insurance.........   167.3     53.3    167.3     43.1
                                      ------    -----   ------    -----
         Total......................  $215.4    $71.1   $215.4    $59.1
                                      ======    =====   ======    =====

Future estimated amortization of present value of in-force is as follows (in millions):

                     2004-$10.0 2005-$10.0      2006-$11.1
                     2007- 11.4 2008- 11.6 Thereafter-90.2

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2003    2002
            -                                       -------- ------
                                                     (in millions)
                                                    ---------------
            Premium deposit funds.................. $  988.6 $932.0
            Undistributed earnings on participating
             business..............................     10.8    9.8
            Other..................................     43.2   40.3
                                                    -------- ------
                Total.............................. $1,042.6 $982.1
                                                    ======== ======

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full- time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan will change such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company expects to contribute between zero and $0.2 million to LNC's defined benefit pension plans in 2004. In addition, the Company expects to fund less than $0.1 million in 2004 for benefit payments for its post-retirement benefit plans.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as

Lincoln Life & Annuity Company of New York determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million, $0.2 million, and $0.2 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million, $0.1 million, and less than $0.1 million in 2003, 2002 and 2001, respectively. These expenses reflect both the Company's employer matching contributions of less than $0.1 million, as well as changes in the measurement of the Company's liabilities under these plans of $0.1 million, $0.1 million and $0.0 million for 2003, 2002 and 2001, respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Company's total liabilities associated with these plans were $0.6 million and $0.4 million at December 31, 2003 and 2002, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awards under this plan for 2003 consisted of 2,795 performance share units that could result in the issuance of LNC shares. As of December 31, 2003, 2,795 performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company incentive plans involving performance vesting for 2003 was less than $0.1 million. All expense calculations for performance shares that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, the Company's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"), which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related interpretations. For more information, see Footnote 2 in the Notes to Financial Statements.

Total compensation expense for incentive plans involving stock options granted to the Company employees for 2003, 2002 and 2001 was $0.1 million, $0.0 million and $0.1 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.9 million, $16.6 million and $19.4 million for 2003, 2002 and 2001, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $251.0 million and $234.1 million for December 31, 2003 and 2002, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense, which resulted in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2003, 2002 or 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. The Company, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. The Company is in the process of responding to these requests and continues to cooperate fully with the regulators.

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage on life insurance issued to limit its liabilities. As of December 31, 2003, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the company's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $14.7 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 38.2% of such mortgages, or $55.9 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2003, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In

Lincoln Life & Annuity Company of New York some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds.
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair value for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on

Lincoln Life & Annuity Company of New York the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.


The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                       Carrying Value Fair Value Carrying Value Fair Value
                                                       -------------- ---------- -------------- ----------
                                                                           December 31
                                                       --------------------------------------------------
                                                            2003         2003         2002         2002
                                                       -------------- ---------- -------------- ----------
                                                                          (in millions)
                                                       --------------------------------------------------
Assets (liabilities):
  Securities available-for-sale
    Fixed maturities..................................    $2,020.0     $2,020.0     $1,886.1     $1,886.1
    Equity............................................         2.6          2.6           --           --
  Derivative instruments (asset)......................          --           --          0.5          0.5
  Mortgage loans on real estate.......................       145.8        155.8        121.7        134.3
  Policy loans........................................       161.6        174.5        161.9        174.7
  Other investments...................................         0.3          0.3          0.3          0.3
  Cash and invested cash..............................        36.4         36.4         15.2         15.2
Investment type insurance contracts:
  Deposit contracts and guaranteed interest contracts.     (954.4)...   (978.8).      (894.0)      (928.8)
Investment commitments................................          --         (0.1)          --          2.0
Derivative instruments (liability)....................        (0.3)        (0.3)          --           --

Total derivative instruments for 2003 are comprised of reinsurance related embedded derivatives of $(0.3) million in other liabilities on the balance sheet.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $33.2 million and $36.7 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2001 through 2003 is as follows:

                                             Year Ended December 31
                                              2003     2002   2001
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Revenue, Excluding Net
                Investment Income and Net
                Realized Loss on Investments
                and Derivative Instruments:
                 Lincoln Retirement......... $  8.2   $  6.7 $  7.5
                 Life Insurance.............   70.8     66.2   66.0
                 Other Operations...........    0.2      0.6    0.2
                                             ------   ------ ------
               Total........................ $ 79.2   $ 73.5 $ 73.7
                                             ======   ====== ======
               Net Investment Income:
                 Lincoln Retirement......... $ 65.9   $ 66.1 $ 65.7
                 Life Insurance.............   70.8     68.8   69.1
                 Other Operations...........    0.0      0.0    0.0
                                             ------   ------ ------
               Total........................ $136.7   $134.9 $134.8
                                             ======   ====== ======

                                         Year Ended December 31
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Realized Loss on
              Investments and
              Derivative Instruments:
               Lincoln Retirement.... $    1.9  $   (6.4) $   (3.5)
               Life Insurance........      5.3      (4.9)     (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $    7.2  $  (11.3) $   (4.6)
                                      ========  ========  ========
             Income before Federal
              Income Taxes and
              Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $    6.3  $    0.7  $    5.0
               Life Insurance........     38.5      29.2      26.1
               Other Operations......     (1.0)      0.5        --
                                      --------  --------  --------
             Total................... $   43.8  $   30.4  $   31.1
                                      ========  ========  ========
             Federal Income Tax
              Expense:
               Lincoln Retirement.... $    1.7  $    0.0  $    1.1
               Life Insurance........     12.9      10.1      10.1
               Other Operations......     (0.3)      0.2       0.0
                                      --------  --------  --------
             Total................... $   14.3  $   10.3  $   11.2
                                      ========  ========  ========
             Cumulative Effect of
              Accounting Changes:
               Lincoln Retirement.... $   (0.2) $    0.0  $    0.0
               Life Insurance........      0.0       0.0      (1.1)
               Other Operations......      0.0       0.0       0.0
                                      --------  --------  --------
             Total................... $   (0.2) $    0.0  $   (1.1)
                                      ========  ========  ========
             Net Income:
               Lincoln Retirement.... $    4.3  $    0.7  $    3.9
               Life Insurance........     25.7      19.1      15.0
               Other Operations......     (0.7)      0.3       0.0
                                      --------  --------  --------
             Total Net Income........ $   29.3  $   20.1  $   18.9
                                      ========  ========  ========

                                               December 31
                                      ----------------------------
                                        2003      2002      2001
                                      --------  --------  --------
                                              (in millions)
                                      ----------------------------
             Assets:
               Lincoln Retirement.... $1,705.3  $1,422.2  $1,324.3
               Life Insurance........  1,556.4   1,462.0   1,383.7
               Other Operations......     68.0      90.8      70.4
                                      --------  --------  --------
             Total Assets             $3,329.7  $2,975.0  $2,778.4
                                      ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2003      2002
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,022.6  $1,886.1
           Cost of securities available-for-sale  1,911.4   1,783.2
                                                 --------  --------
           Unrealized gain......................    111.2     102.9
           Adjustments to deferred acquisition
            costs...............................    (44.4)    (36.9)
           Amounts required to satisfy
            policyholder commitments............     (3.6)     (3.4)
           Deferred income taxes................    (23.4)    (22.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                 2003    2002    2001
                                                 -----  -----   -----
                                                    (in millions)
                                                 ---------------------
            Unrealized gains on securities
             available-for-sale arising during
             the year........................... $20.1  $47.7   $24.9
            Less:
              Reclassification adjustment for
               gains (losses) included in net
               income/(1)/......................  19.5   (6.1)   (1.5)
              Less: Federal income tax expense
               on reclassification..............   0.6   20.0     9.2
                                                 -----  -----   -----
            Net unrealized gain on securities
             available-for-sale, net of
             reclassification and federal income
             tax expense........................ $ 0.0  $33.8   $17.2
                                                 =====  =====   =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholders' Equity was less than $0.1 million for 2003, 2002 and 2001. The 2001 Net Unrealized Gain on Derivative Instruments includes $0.1 million related to the transition adjustment recorded for the adoption of FAS 133.
--------------------------------------------------------------------------------
11. Restructuring Charges

During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million $(1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The total Life and Retirement restructuring cost to the Company for 2003 was $0.3 million.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
12. Transactions with Affiliates


The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $8.0 million, $8.8 million and $3.1 million in 2003, 2002, and 2001, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.6 million, $2.0 million and $2.1 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $16.8 million, $13.5 million and $11.2 million in 2003, 2002 and 2001, respectively. The Company's related accounts payable to affiliates was $32.9 million and less than $1.0 million as of December 31, 2003 and 2002, respectively.

The Company cedes business to one affiliated company, LNL. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $5.6 million, $4.9 million and $5.7 million for premiums paid on these contracts in 2003, 2002, and 2001, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.9 million and $4.7 million related to reserve credits taken on these contracts as of December 31, 2003 and 2002, respectively.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 31, 2004

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements

          1      Part A.
                 The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2      Part B.
                 The following financial statements for the Variable Account are included in Part B of this Registration Statement:

                 Statement of Assets and Liabilities -- December 31, 2003 Statement of Operations -- Year ended December 31, 2003 Statements of Changes in Net Assets -- Years ended December 31,
                   2003 and 2002
                 Notes to Financial Statements -- December 31, 2003
                 Report of Ernst & Young LLP, Independent Auditors

          3      Part B.
                 The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration
                 Statement:

                 Balance Sheets -- Years ended December 31, 2003 and 2002 Statements of Income -- Years ended December 31, 2003, 2002, and 2001
                 Statements of Shareholder's Equity -- Years ended December 31,
                   2003, 2002, and 2001
                 Statements of Cash Flows -- Years ended December 31, 2003,
                   2002, and 2001
                 Notes to Financial Statements -- December 31, 2003
                 Report of Ernst & Young LLP, Independent Auditors

     (b)  Exhibits


          1 Resolution adopted by the Board of Directors of Lincoln Life & Annuity Company of New York on July 24, 1996 establishing the Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-10805; 811-07785) filed on August 27, 1996.

          2      Not applicable.

          3(a) Principal Underwriting Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (b) Broker-dealer sales agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

          4(a) Group Variable Annuity I Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (b) Group Variable Annuity II Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (c) Group Variable Annuity III Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (d) Form of endorsement to Group Annuity Contract and Certificate is incorporated herein by reference to Post-Effective Amendment No. 2 (File Nos. 333-10863; 811-07785) filed on May 1, 1998.

           (e) Form of Group Annuity Endorsement to the Contract is incorporated herein by reference to Post-Effective Amendment No. 5 (File Nos. 333-10805; 811-07785) filed on April 29, 1999.

           (f) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10850; 811-07785) filed on April 16, 2002.

           (g) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10850; 811-07785) filed on April 16, 2002.

           (h)   Qualified Individual Retirement Annuity Rider.

          5(a) Application for Group Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (b) Participant Enrollment Form is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

          6 Copy of certificate of incorporation and by-laws of Lincoln Life & Annuity Company of New York is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-10805; 811-07785) filed on August 27, 1996.

          7      Not applicable.

          8(a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-38007; 811-08441) filed on October 12,
                 1999.

           (b)   Fund Participation Agreement/Amendments for American Century

           (c)   Fund Participation Agreement/Amendments for Baron

           (d)(1)Fund participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (d)(2)Amendment to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund Inc., Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No.11 (File Nos. 333-10805; 811-07785) filed on April 16, 2003.

           (e)   Fund Participation Agreement/Amendments for Fidelity

           (f)   Fund Participation Agreement/Amendments for Janus

           (g)   Fund Participation Agreement/Amendments for Lincoln VIP Trust.

           (h)   Participation Agreement/Amendments for Neuberger & Berman

           (i)(1)Participation Agreement between Lincoln Life & Annuity Company of New York and T. Rowe Price International Series, Inc. and
                 T. Rowe Price Investment Services, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (i)(2)Amendment to Participation Agreement between Lincoln Life & Annuity Company of New York, T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. is incorporated herein by Reference to Post-Effective Amendment No. 11 (File Nos. 333-10805; 811-07785) filed on April 16,
                 2003.


           (j)   Fund Participation Agreement/Amendments for Alliance

           (k)   Fund Participation Agreement/Amendments for American Funds.

           (l)   Fund Participation Agreement/Amendments for Delaware Group


           (m)   Fund Participation Agreement/Amendments for Deutsche/Scudder.


          9 Consent and opinion of Counsel as to the legality of the securities being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

          10(a)  Consent of Ernst & Young LLP, Independent Auditors.

          11     Not applicable.

          12     Not applicable.

          13     Not applicable.


          14     Not applicable.

          15 Organizational Chart of Lincoln National Life Insurance Holding Company System.

          16     Power of Attorney

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account L, as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.




                                        Positions and Offices with Lincoln Life &
Name                                    Annuity Company of New York
----                                    ------------------------------------------
John H. Gotta****                       President, Director and Assistant Secretary
Janet Chrzan**                          2/nd/ Vice President and Chief Financial Officer
Gary Parker****                         2/nd/ Vice President and Director
Robert O. Sheppard*                     2/nd/ Vice President and General Counsel
Christine Frederick****                 Assistant Vice President
Eldon J. Summers**                      Treasurer
Rise C.M. Taylor**                      2/nd/ Vice President and Assistant Treasurer
C. Suzanne Womack***                    2/nd/ Vice President and Assistant Treasurer
                                        Secretary



*      Principal business address is 100 Madison Street, Suite 1860, Syracuse,
       NY 13202
**     Principal business address is 1300 S. Clinton Street, Fort Wayne, IN
       46802
*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
****   Principal business address is 350 Church Street, Hartford, CT 06103


Item 26. Persons Controlled by or Under Common Control with Lincoln Life & Annuity Company of New York ("LLANY") or the Lincoln Life & Annuity Variable Annuity Account L.

Lincoln Life & Annuity Variable Annuity Account L is a separate account of LLANY and may be deemed to be controlled by LLANY although LLANY will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15: The Organizational Chart of Lincoln National Life Insurance Holding Company System.

Item 27.  Number of Contractholders


As of February 28, 2004, Registrant had 223 Contractholders.


Item 28.  Indemnification

Under the Participation Agreements entered into between LLANY and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), LLANY and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify LLANY against any liability, loss, damages, costs or expenses which LLANY may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Lincoln Financial Advisors Corporation is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) OFFICERS AND DIRECTORS

Robert W. Dineen*               Chief Executive Officer, President and Director
Matthew E. Lynch**              Senior Vice President, Chief Financial and
                                Administrative Officer and Director
Susan J. Scanlon**              Vice President and Chief Compliance Officer
Frederick Crawford***           Vice President and Treasurer
Joyce L. Byrer****              Secretary
Lucy D. Gase****                Vice President, Assistant Secretary and Director

* Principal Business address is 2005 Market Street, 34/th/ Floor, Philadelphia, PA 19103
**   Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1500 Market Street, Suite 3900, Philadelphia, PA 19102
**** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A
                                       C-4

Item 30.  Location of Accounts and Records



All accounts, books, and other documents required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.



Item 31.  Management Services

None


Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

(e) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 6th day of April, 2004.

                              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L (Registrant)
                              Group Variable Annuity

                              By: /s/ Rise' C. M. Taylor
                                  -------------------------------
                                  Rise' C. M. Taylor
                                  2/nd/ Vice President, Lincoln Life & Annuity
                                  Company of New York
                                  (Title)

                              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Depositor)

                              By: /s/ Janet Chrzan
                                  -------------------------------
                                  Janet Chrzan
                                  (Signature-Officer of Depositor)
                                  2/nd/ Vice President, Lincoln Life & Annuity
                                  Company of New York
                                  (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 6, 2004.

Signature                            Title
---------                            -----

*                                    President and Director
-------------------------            (Principal Executive Officer)
John H. Gotta

*                                    Second Vice President and Chief Financial
-------------------------            Officer
Janet Chrzan                         (Principal Financial Officer and Principal
                                     Accounting Officer)

*                                    Director
-------------------------
J. Patrick Barrett

*                                    Director
-------------------------
Robert D. Bond

*                                    Director
-------------------------
Jon A. Boscia

*                                    Director
-------------------------
Donna D. DeRosa

*                                    Director
-------------------------
Barbara S. Kowalczyk

*                                    Director
-------------------------
M. Leanne Lachman

*                                    Director
-------------------------
Louis G. Marcoccia

*                                    Director
-------------------------
Gary W. Parker

*                                    Director
-------------------------
Ron J. Ponder

*                                    Director
-------------------------
Jill S. Ruckelshaus

*                                    Director
-------------------------
Todd R. Stephenson

*                                    Director
-------------------------
Richard C. Vaughan

* /s/ Rise' C. M. Taylor, pursuant to a Power of Attorney
------------------------
Rise' C. M. Taylor